   As filed with the Securities and Exchange Commission on December 19, 1997
                        Securities Act File No. 33-59840
                Investment Company Act of 1940 File No. 811-7582


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                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 6

                                    and

                    REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 8
                -------------------------------------------
                            THE VALIANT FUND

                       (Exact Name of Registrant)

                            1776 HERITAGE DRIVE
                          NORTH QUINCY, MA  02171
                  (Address of Principal Executive Office)
              Registrant's Telephone Number (617) 985-0987

          Susan M. Schwartz                Timothy Diggins, Esq.
         1776 Heritage Drive       and         Ropes & Gray
        North Quincy, MA 02171            One International Place
                                             Boston, MA  02110

                (Names and Addresses of Agents for Service)
                -------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE. IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

         ___  ON __________ PURSUANT TO PARAGRAPH (A) OF RULE 485
         ___ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A) OF RULE 485 _X_ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
         ___  ON __________ PURSUANT TO PARAGRAPH (B) OF RULE 485

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-------------------------------------------------------------------------------

                                THE VALIANT FUND
                             Cross-Reference Sheet

FORM N-1A
 ITEM NO.           PROSPECTUS CAPTION
 --------           ------------------
1 . . . . . . . . . Prospectus Cover Page
2 . . . . . . . . . Expense Information
3 . . . . . . . . . Financial Highlights
4(a). . . . . . . . Prospectus Cover Page; Investment Objectives and Policies;
                    Organization and Capitalization of the Trust
4(b) and 4(c) . . . Investment Objectives and Policies; Investment Restrictions;
                    Certain Investment Strategies, Policies and Risk
                    Considerations
5(a). . . . . . . . Management of the Portfolios
5(b). . . . . . . . Management of the Portfolios; Management Fees and Expenses;
                    Investment Objectives and Policies
5(c)-5(e) . . . . . Management Fees and Other Expenses
5(f). . . . . . . . Not Applicable
6(a) and 6(b) . . . Organization and Capitalization of the Trust;
                    Management of the Portfolios
6(c) and 6(d) . . . Not applicable
6(e). . . . . . . . Cover Page; Organization and Capitalization of the Trust
6(f) and 6(g) . . . Purchases and Redemptions; Distributions and Taxes
7 . . . . . . . . . Purchases and Redemptions
7(a). . . . . . . . Organization and Capitalization of the Trust
7(b). . . . . . . . Valuation of Shares
7(c)-7(e) . . . . . Purchases and Redemptions; Organization and Capitalization
                    of the Trust
7(f). . . . . . . . Management Fees and Other Expenses
8(a). . . . . . . . Purchases and Redemptions
8(b). . . . . . . . Not Applicable
8(c). . . . . . . . Purchases and Redemptions
8(d). . . . . . . . Not Applicable
9 . . . . . . . . . Not Applicable

FORM N-1A
 ITEM NO.           CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
 --------           ----------------------------------------------
10(a) and 10(b) . . Cover Page
11. . . . . . . . . Table of Contents
12. . . . . . . . . Not Applicable
13(a)-13(c) . . . . Investment Policies and Limitations
13(d) . . . . . . . Not Applicable
14(a) and 14(b) . . Trustees and Officers; Investment Advisory Agreements
14(c) . . . . . . . Not applicable
14(c) . . . . . . . Trustees and Officers
15(c) . . . . . . . Not Applicable
16(a) and 16(b) . . Investment Advisory Agreements
16(c)-16(e) . . . . Not Applicable
16(f) . . . . . . . Administration Agreement and Other Contracts
16(g) . . . . . . . Not Applicable
16(h) . . . . . . . Description of the Trust
16(i) . . . . . . . Not Applicable
17(a) and 17(b) . . Not Applicable
17(c) . . . . . . . Portfolio Transactions
17(d) . . . . . . . Not Applicable
17(e) . . . . . . . Not Applicable
18. . . . . . . . . Description of the Trust
19(a) and 19(b) . . Valuation of Portfolio Securities; Additional Purchase and
                    Redemption Information
19(c) . . . . . . . Not Applicable
20. . . . . . . . . Distributions and Taxes
21. . . . . . . . . Administration Agreement and Other Contracts
22. . . . . . . . . Performance
23. . . . . . . . . Financial Statements

                                     PART A

                                  PROSPECTUSES

                                THE VALIANT FUND

                         POST-EFFECTIVE AMENDMENT NO. 6


Prospectuses included in this filing:

    -    The Valiant Fund Prospectus for Class A shares of all Portfolios;

    -    The Valiant Fund Prospectus for Class B shares of all Portfolios;

    -    The Valiant Fund Prospectus for Class C shares of all Portfolios;

    -    The Valiant Fund Prospectus for Class D shares of all Portfolios.

                              THE VALIANT FUND
                            1776 Heritage Drive
                           North Quincy, MA 02171

The Valiant Fund (the "Trust") is an open-end investment company comprised of four separate investment portfolios (the "Portfolios") offering Class A shares, Class B shares, Class C shares and Class D shares:

U.S. TREASURY MONEY MARKET PORTFOLIO        GENERAL MONEY MARKET PORTFOLIO
U.S. TREASURY INCOME PORTFOLIO              TAX-EXEMPT MONEY MARKET PORTFOLIO

The investment objective of each Portfolio is to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. The Tax-Exempt Money Market Portfolio seeks primarily income exempt from federal income tax. The Trust offers banks and other institutional investors an economical and convenient means of investing in professionally managed money market funds.

The Trust offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes of shares are identical, except as to the services offered to and the expenses borne by each class. Class B shares, Class C shares and Class D shares each bear certain costs pursuant to their respective Distribution and Shareholder Servicing Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). THIS PROSPECTUS RELATES ONLY TO THE CLASS A SHARES.

Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"),
1-800-828-2176.

This Prospectus sets forth concisely the information about the Trust that a prospective investor ought to know before investing. Please read it carefully and retain it for future reference. Certain additional information is contained in a Statement of Additional Information ("SAI") dated December 19, 1997, as revised from time to time, which has been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available upon request and without charge by calling the Distributor at the telephone number shown above.

INVESTMENTS IN THE PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         PROSPECTUS - DECEMBER 19, 1997

                                   CONTENTS


Expense Information.......................................................  3
Financial Highlights......................................................  5
Investment Objectives and Policies........................................  9
Who Should Invest......................................................... 10
Purchases and Redemptions................................................. 11
Management of the Portfolios.............................................. 13
Management Fees and Other Expenses........................................ 13
Valuation of Shares....................................................... 15
Distributions and Taxes................................................... 15
Performance Information................................................... 17
Organization and Capitalization of the Trust.............................. 17
Investment Restrictions................................................... 18
Certain Investment Strategies, Policies and Risk Considerations........... 18
Appendix.................................................................. 23

                                 EXPENSE INFORMATION

                U.S. TREASURY   U.S. TREASURY    GENERAL MONEY    TAX-EXEMPT
                 MONEY MARKET       INCOME          MARKET        MONEY MARKET
                  PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                  ---------       ---------        ---------       ---------
                   Class A         Class A          Class A         Class A


 Shareholder
 Transaction
 Expenses
------------

 Maximum Sales
 Load Imposed
 on Purchases       None             None            None             None

 Sales Load
 Imposed on
 Reinvested
 Dividends          None             None            None             None

 Maximum
 Deferred
 Sales Load         None             None            None             None

 Redemption
 Fees               None             None            None             None

 Annual Fund
 Operating
 Expenses (as
 a percentage
 of average
 net assets)
--------------

 Management Fees    0.20%           0.20%            0.20%           0.20%

 12b-1 Fees*        0.00%           0.00%            0.00%           0.00%

 Other Expenses
 (after expense
 reimbursement)     0.00%           0.00%            0.00%           0.00%
                    -----           -----            -----           -----

 Total Fund
 Operating
 Expenses (after
 expense
 reimbursement)     0.20%           0.20%            0.20%           0.20%
                    -----           -----            -----           -----
                    -----           -----            -----           -----

____________________________
* The Trust has adopted a Distribution and Shareholder Servicing Plan (the "Plan") for the Class A shares, but no payments under the Plan have been authorized or will be made during the current fiscal year for the Class A shares. See "Management Fees and Other Expenses" for further information on the Plan.


Four classes of shares of the Trust are being offered by each Portfolio:
Class A, Class B, Class C and Class D shares. The classes are identical, except that Class B shares, Class C shares and Class D shares are subject to differing annual distribution and service fees. Class A shares are currently not subject to an annual distribution and service fee. The Class B, Class C and Class D shares' distribution and service fees will cause the Class B, Class C and Class D shares to have a higher expense ratio and to pay lower dividends than Class A shares, the Class C and Class D shares to have a higher expense ratio and to pay lower dividends than the

Class B shares, and the Class D shares to have a higher expense ratio and to pay lower dividends than Class C shares. This Prospectus describes only the Class A shares. An investor may obtain prospectuses relating to the Class B shares, the Class C shares and Class D shares, respectively, by calling the Distributor at 1-800-828-2176.

The purpose of this table is to assist an investor in understanding the various costs and expenses that the investor will bear directly or indirectly. Management fees are paid by each Portfolio to Integrity Management & Research, Inc. (the "Manager") for managing its investments and business affairs. All operating expenses are paid by each Portfolio and are not charged directly to an investor's account. There are no sales or redemption fees. However, certain institutional investors may charge their customers fees in addition to those described herein. See "Purchases and Redemptions." The Manager has declared voluntary expense limitations for the Class A shares of each Portfolio of 0.20% of average daily net assets of the Class A shares. The Manager will voluntarily reimburse any expenses above these expense limitations. Without the effect of the expense reimbursements: "Other Expenses" and "Total Operating Expenses" for the Class A shares would be 0.03% and 0.23%, respectively, for the U.S. Treasury Income Portfolio and 0.00% and 0.20%, respectively, for each of the other Portfolios. The expense limitations are voluntary but will remain in effect through December 1998. The expense limitations may be removed at any time thereafter with 90 days' prior notice to existing shareholders.
Non-recurring or extraordinary expenses are generally excluded in the determination of expense ratios of the Portfolios for purposes of determining any required expense reimbursement. Quotations of yield for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. For more information, see "Management Fees and Other Expenses," and "Purchases and Redemptions."

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                       1 Year    3 Years   5 Years   10 Years
U.S. Treasury Money Market Portfolio     $2        $6        $11       $26
U.S. Treasury Income Portfolio           $2        $6        $11       $26
General Money Market Portfolio           $2        $6        $11       $26
Tax-Exempt Money Market Portfolio        $2        $6        $11       $26


THE EXAMPLES ARE BASED ON ASSUMED PERFORMANCE LEVELS AND SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                            FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information is part of the Trust's financial statements which are included in the Trust's Annual Report to Shareholders and incorporated by reference in the SAI. The following information should be read in conjunction with the financial statements and notes thereto.

                 U.S. TREASURY MONEY MARKET PORTFOLIO- CLASS A

                For a share outstanding throughout each period.

                                            YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED(1)
                                             8/31/97      8/31/96       8/31/95       8/31/94
                                             -------      -------       -------       -------
Net asset value, beginning of period.......  $1.000       $1.000        $1.000        $1.000
                                            -------       ------        ------       -------
Income from investment operations:
  Net investment income....................   0.052        0.053         0.054         0.012
                                            -------       ------        ------       -------
Less distributions:
  Dividends from net investment income.....  (0.052)      (0.053)       (0.054)      (0.012)
                                             ------       ------        ------       ------
Net asset value, end of period............   $1.000       $1.000        $1.000       $1.000
                                             ------       ------        ------       ------
                                             ------       ------        ------       ------
Total return(a)...........................    5.30%        5.45%         5.60%        1.19%

Ratios/supplemental data:
Net assets, end of period (000's).........  $23,063      $85,260       $30,183          $25

Ratios to average net assets:
  Net investment income...................    5.12%        5.21%        5.79%         4.06%(b)
  Operating expenses......................    0.20%        0.20%        0.20%         0.20%(b)
  Operating expenses before
  reimbursement/waivers...................    0.20%        0.20%        0.21%         0.26%(b)

_________________
(1)  The Portfolio commenced Class A share operations on May 17, 1994.
(a) Total returns for periods less than one year are not annualized and had the Manager and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)  Annualized.

                   U.S. TREASURY INCOME PORTFOLIO- CLASS A
               For a share outstanding throughout each period.

                                          YEAR ENDED    YEAR ENDED      YEAR ENDED   PERIOD ENDED
                                            8/31/97*      8/31/96*       8/31/95*      8/31/94*
                                            -------       -------        -------       -------
Net asset value, beginning of period....     $1.000        $1.000         $1.000        $1.000
                                            -------       ------        ------       -------
Income from investment operations:
  Net investment income.................      0.005         0.004          0.004         0.001
                                            -------       -------        -------       -------
Less Distributions:
  Dividends from net investment income..     (0.005)       (0.004)        (0.004)       (0.001)
                                            -------       -------        -------       -------
Net asset value, end of period..........     $1.000        $1.000         $1.000        $1.000
                                            -------       -------        -------       -------
                                            -------       -------        -------       -------
Total return(a).........................      0.54%         0.35%          0.39%         0.12%

Ratios/supplemental data:
Net assets, end of period (000's).......        $25           $25            $25           $25
Ratios to average net assets:
  Net investment income.................      4.24%         4.15%          4.47%         2.96%(b)
  Operating expenses....................      0.20%         0.20%          0.20%         0.20%(b)
  Operating expenses before
  reimbursements/waivers................      0.23%         0.35%          0.29%         0.22%(b)

_________________
* The Portfolio operated from December 13, 1996 to January 30, 1997, December 11, 1995 to January 10, 1996, December 12, 1994 to
     January 11, 1995 and December 28, 1993 to January 12, 1994.
(a) Total returns for periods less than one year are not annualized and had the Manager and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)  Annualized.

                  GENERAL MONEY MARKET PORTFOLIO- CLASS A
             For a share outstanding throughout each period.

                                          YEAR ENDED    YEAR ENDED      YEAR ENDED   PERIOD ENDED
                                            8/31/97       8/31/96        8/31/95       8/31/94(1)
                                            -------       -------        -------       -------
Net asset value, beginning of period....     $1.000        $1.000         $1.000       $1.000
                                            -------       -------        -------       -------
Income from investment operations:
  Net investment income.................      0.053         0.053          0.056        0.033
                                            -------       -------        -------       -------
Less distributions:
  Dividends from net investment income..     (0.053)       (0.053)        (0.056)       (0.033)
                                            -------       -------        -------       -------
Net asset value, end of period..........     $1.000        $1.000         $1.000        $1.000
                                            -------       -------        -------       -------
                                            -------       -------        -------       -------
Total return(a).........................      5.40%         5.52%          5.81%         3.33%

Ratios/supplemental data:
Net assets, end of period (000's).......   $568,715      $334,069       $375,965      $167,016
Ratios to average net assets:
  Net investment income.................      5.33%         5.36%          5.70%         3.70%(b)
  Operating expenses....................      0.20%         0.20%          0.20%         0.20%(b)
  Operating expenses before
  reimbursements/waivers................      0.20%         0.20%          0.20%         0.21%(b)

_________________
(1)  The Portfolio commenced Class A shares operations on September 21, 1993.
(a) Total returns for periods less than one year are not annualized and had the Manager and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)  Annualized.

                 TAX-EXEMPT MONEY MARKET PORTFOLIO- CLASS A
               For a share outstanding throughout each period.

                                          YEAR ENDED    YEAR ENDED      YEAR ENDED   PERIOD ENDED
                                            8/31/97       8/31/96        8/31/95       8/31/94(1)
                                            -------       -------        -------       -------
Net asset value, beginning of period....     $1.000        $1.000         $1.000        $1.000
                                            -------       -------        -------       -------
Income from investment operations:
  Net investment income.................      0.034         0.034          0.035         0.021
                                            -------       -------        -------       -------
Less distributions:
  Dividends from net investment income..     (0.034)       (0.034)        (0.035)       (0.021)
                                            -------       -------        -------       -------
 Net asset value, end of period.........     $1.000        $1.000         $1.000        $1.000
                                            -------       -------        -------       -------
                                            -------       -------        -------       -------
Total return(a).........................      3.42%         3.43%          3.67%         2.11%

Ratios/supplemental data:
  Net assets, end of period (000's).....   $282,368      $279,867       $283,654      $258,130
Ratios to average net assets:
  Net investment income.................      3.38%         3.34%          3.50%         2.38%(b)
  Operating expenses....................      0.20%         0.20%          0.20%         0.20%(b)
  Operating expenses before
  reimbursements/waivers................      0.20%         0.20%          0.20%         0.22%(b)

_________________
(1)  The Portfolio commenced Class A shares operations on October 7, 1993.
(a) Total returns for periods less than one year are not annualized and had the Manager and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)  Annualized.

                   INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Portfolio is to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. The Tax-Exempt Money Market Portfolio seeks primarily income exempt from federal income tax. There is no assurance that a Portfolio will achieve its investment objective. A Portfolio's investment objective is fundamental and may not be changed at any time without shareholder approval. Unless otherwise indicated, a Portfolio's investment policies are not fundamental and may be changed at any time without shareholder approval. As a matter of non-fundamental policy, the Portfolios will only purchase securities, in addition to U.S. Government Obligations (as defined below), that are rated in the highest category by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, are determined by the sub-adviser to be of equivalent quality. (See "Management of the Portfolios" for information about the sub-adviser, and see the Appendix for a description of NRSRO ratings.)

THE U.S. TREASURY MONEY MARKET PORTFOLIO invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities ("U.S. Government Obligations") which are backed by the full faith and credit of the United States and repurchase agreements collateralized by such U.S. Government Obligations. Under normal market conditions, at least 65% of its total assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. Income earned from U.S. Government Obligations is generally exempt from state and local income tax. Income earned from repurchase agreement transactions generally is not exempt from state and local income tax. (See "Distributions and Taxes.")

The U.S. Treasury Money Market Portfolio has been rated "AAAm" by Standard & Poor's Corporation ("S&P") and "Aaa" by Moody's Investors Service, Inc. ("Moody's"). Such quality rating is based on, among other things, an analysis of the Portfolio's investment strategies, operational policies and management. S&P and Moody's also may undertake an ongoing analysis and assessment of these criteria in order to update the Portfolio's rating.

THE U.S. TREASURY INCOME PORTFOLIO invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the United States, the interest income from which generally will not be subject to state income tax. (See "Distributions and Taxes.") Under normal market conditions, at least 65% of its total assets will be invested in U.S. Treasury obligations such as U.S. Treasury bills, notes and bonds.

THE GENERAL MONEY MARKET PORTFOLIO invests in U.S. dollar-denominated short-term debt securities including:

  -- Obligations of domestic and foreign banks or thrift organizations (such as bankers' acceptances, time deposits and certificates of deposit);

  -- Corporate debt obligations, including commercial paper, notes and bonds with remaining maturities of 397 days or less;

  -- U.S. Government Obligations and repurchase agreements backed by U.S. Government Obligations; and

  --  Cash.

More than 25% of the value of the total assets of the Portfolio may be invested in domestic banking industry obligations. The Portfolio may purchase securities that are subject to restrictions on resale.

THE TAX-EXEMPT MONEY MARKET PORTFOLIO invests in high-quality, short-term, fixed, variable or floating rate municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments ("Municipal Securities").

Municipal Securities are obligations issued by or on behalf of state and local governments and public authorities (including states, territories and possessions of the United States, the District of Columbia, cities, counties, municipalities, municipal agencies and regional districts and their political subdivisions, agencies, authorities and instrumentalities), the interest from which, in the opinion of bond counsel for the issuers of the obligations at the time of their issuance, is exempt from federal income tax.

The Portfolio's investments in Municipal Securities may include tax, revenue and bond anticipation notes; tax-exempt commercial paper; and general obligation or revenue bonds (including securities such as municipal lease obligations and resource recovery bonds). The Portfolio may purchase obligations that are subject to restrictions on resale. The Portfolio will not invest in Municipal Securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals (known as "private activity obligations").

Municipal Securities are issued to raise money for various public purposes, including general purpose financing for state and local governments as well as financing for specific projects or public facilities. Municipal Securities may be backed by the full taxing power of a municipality or by the revenues from a specific project or the credit of a private organization. Some Municipal Securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks.

Distributions from the Tax-Exempt Money Market Portfolio will in general be exempt from regular federal income taxes. As a temporary defensive measure, when market conditions so warrant, the Tax-Exempt Money Market Portfolio may invest its assets without limitation in any of the money market instruments which are permissible investments for the General Money Market Portfolio. To the extent that the Tax-Exempt Money Market Portfolio earns taxable income from any of its investments, the income would be distributed as a taxable dividend.

                               WHO SHOULD INVEST

Each Portfolio is designed exclusively for investment of short-term monies held by banks and other institutional investors.

The advantages offered by the Portfolios include large scale purchasing power and diversification, which can help avoid the greater expense of executing a large number of small transactions. Each Portfolio also makes it possible for institutional investors to participate in a more diversified portfolio than the size of their investments might otherwise permit. Also, investment in the Portfolios can relieve institutions of many management and administrative burdens usually associated with the direct purchase and sale of money market instruments, including: selecting portfolio investments, obtaining favorable terms at which to buy and sell, scheduling and monitoring maturities and reinvestments, safe-keeping of securities, and portfolio recordkeeping.

It should be noted that the Portfolios are not FDIC insured.

                              PURCHASES AND REDEMPTIONS

PURCHASES

Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

The minimum initial investment in each Portfolio is $1,000,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent investments may be in any amount. If an account balance falls below $100,000 due to redemption, the Portfolio may close the account. Investors will be notified if the minimum balance is not being maintained and will be allowed 30 days to make additional investments before the account is closed. Any involuntary redemptions will be effected at the price at 3:00 p.m. (Eastern time) for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio and at noon (Eastern time) for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio.

Purchase orders must be transmitted to the Portfolio's transfer agent, State Street Bank and Trust Company (the "Transfer Agent"). Each Portfolio requires advance notification of all wire purchases. Purchases may be made only by wire.

A purchase order for shares in the U.S. Treasury Money Market Portfolio or General Money Market Portfolio received by the Transfer Agent by 3:00 p.m. (Eastern time), or for shares in the U.S. Treasury Income Portfolio or the Tax-Exempt Money Market Portfolio received by the Transfer Agent by noon (Eastern time), on a day the New York Stock Exchange ("NYSE") and both the Boston and New York Federal Reserve Banks are open ("Business Day") will be executed at the net asset value per share next determined after receipt of the order and will receive the dividend declared on the day of purchase, provided that the Trust's Custodian, State Street Bank and Trust Company, receives the wire by the close of the Federal Reserve wire system on that
Business Day.   See "Valuation of Shares."

Each Portfolio reserves the right to reject any purchase order. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio. Purchases by exchange are not permitted.

REDEMPTIONS

Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the net asset value next calculated after the Transfer Agent has received the redemption request. If an account is closed, any accrued dividends will be paid within 10 days of the beginning of the following month.

Shares may be redeemed, and the redemption proceeds wired, on the same day if telephone redemption instructions are received by the Transfer Agent by 3:00 p.m. (Eastern time) on the day of redemption for the U.S. Treasury Money Market Portfolio and for the General Money Market Portfolio, or by noon (Eastern time) on the day of redemption for the U.S. Treasury Income Portfolio and for the Tax-Exempt Money Market Portfolio. Shares redeemed and wired on the same day will not receive the dividend declared on the day of redemption. A shareholder whose redemption instructions are received by the Transfer Agent after 3:00 p.m. (Eastern time) with respect to the U.S. Treasury Money Market Portfolio or General Money Market Portfolio or after noon (Eastern time) with respect to the U.S. Treasury Income Portfolio or the Tax-Exempt Money Market Portfolio will receive the dividend declared on the day on which the redemption instructions were received and will receive wired redemption proceeds on the next Business Day. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, State Street Bank and Trust Company, at P.O. Box 1978, Boston, Massachusetts 02105.

If making immediate payment of redemption proceeds could adversely affect a Portfolio, shareholders may be paid up to seven days after receipt of the redemption request. Also, when the NYSE or either the Boston or New York Federal Reserve Bank is closed (or when trading is restricted) for any reason other than its respective customary weekend or holiday closing, or under any emergency circumstances as determined by the Securities and Exchange Commission ("SEC") to merit such action, redemption or payment may be suspended or postponed.

Shares also may be redeemed by mail by submitting an order addressed to: The Valiant Fund, P.O. Box 1978, Boston, Massachusetts 02105. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

The Trust reserves the right to refuse a wire or telephone redemption if the Manager or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

ADDITIONAL INFORMATION

SHAREHOLDER SERVICES

Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

To allow the Portfolios to be managed effectively, shareholders are urged to initiate all trades (investments and redemptions of shares) as early in the day as possible and to notify the Trust by calling the Transfer Agent at least one day in advance of trades in excess of $10,000,000. In making trade requests, the name of the shareholder and the account number(s) must be supplied.

STATEMENTS AND REPORTS

Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. A statement with tax information will be mailed by January 31st following each tax year and also will be filed with the Internal Revenue Service. At least twice a year, shareholders will receive the Portfolios' financial statements.

                             MANAGEMENT OF THE PORTFOLIOS

The overall responsibility for supervision of the affairs of the Trust vests in the Board of Trustees of the Trust. The Manager is responsible for the management of the Trust's day-to-day business affairs and has general responsibility for the management of the investments of the Portfolios. The Manager, at its expense, has contracted with David L. Babson & Co. Inc. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

Richard F. Curcio, who is the Manager's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls all of the outstanding shares of common stock of the Manager. Mr. Curcio has 18 years of experience in mutual fund industry marketing, sales and operations. Located at 1800 Second Street, Suite 757, Sarasota, Florida 34236, the Manager was organized in Florida on September 24, 1992.

The Sub-Adviser, a Massachusetts corporation, is located at One Memorial Drive, Cambridge, Massachusetts 02142. Founded in 1940, the Sub-Adviser provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, banks and other organizations, and also serves as the investment adviser to The Babson Funds (a family of mutual funds). The Sub-Adviser is a subsidiary of Massachusetts Mutual Life Insurance Company.

The Sub-Adviser is authorized to make investment decisions and engage in portfolio transactions on behalf of the Trust, subject to such general or specific instructions as may be given by the Trustees and/or the Manager. The payment of fees to the Sub-Adviser is the sole responsibility of the Manager.

                          MANAGEMENT FEES AND OTHER EXPENSES

Under its Management Agreement with the Trust, the Manager performs certain administrative and management services for the Trust and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager or the Sub-Adviser and pays all the Portfolio expenses with the following exceptions: the fees and expenses of those Trustees who are not "interested persons" of the Trust; interest on borrowings; taxes; expenses incurred pursuant to the Trust's distribution and shareholder servicing plans; and such extraordinary nonrecurring expenses as may arise, including litigation to which the Trust may be a party.

For its services to the Portfolios, the Manager receives fees paid monthly and computed at an annual rate of 0.20% of the average daily net asset value of each of the Portfolios. The Manager is solely responsible for the payment of all fees to the Sub-Adviser.

For its services to the Portfolios, the Sub-Adviser is paid by the Manager a monthly fee computed at an annual rate based upon the aggregate average daily net assets of the Trust, as follows: 0.10% of the first $500 million of net assets and 0.05% of net assets over $500 million. The Sub-Adviser has voluntarily agreed to reduce its fees from 0.05% to 0.04% of net assets over $2 billion.

ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator"), 225 Franklin Street, Boston, MA 02110, is the Administrator of the Trust.

The Administrator assists in each Portfolio's administration and operation, including providing office space and various services in connection with the regulatory requirements applicable to each Portfolio. The Administrator may utilize the resources of its affiliates in performing certain of these responsibilities, at no additional cost to the Trust. The Administrator's fee is paid by the Manager.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Integrity Investments, Inc., 1800 Second Street, Suite 757, Sarasota, Florida 34236, is the Trust's Distributor. The Trust has adopted a Distribution and Shareholder Servicing Plan (the "Plan") which provides for payment of up to 0.35% of each Portfolio's average daily net assets of the Class A shares, the purpose of which is to promote distribution of the Portfolios' shares and to enhance the provision of shareholder services. No payments under the Plan have been authorized or will be made for the Class A shares during the calendar year 1998.

Under the Plan, each Portfolio, subject to Trustee authorization, may pay the Distributor a monthly fee to compensate it for expenses it bears and services it provides in the distribution of shares and the provision of shareholder support services. The Plan also provides that certain Service Providers (defined under the Plan as any broker, dealer, bank or other institution) may receive compensation for providing continuing personal services to Shareholders as well as administrative services with respect to shareholder accounts. Such payments are used to compensate the Distributor and any Service Providers for the services outlined above.

The Distributor shall determine the amounts to be paid to Service Providers. Each Service Provider is required to disclose to its clients any compensation payable to it by the Trust pursuant to the Plan and any other compensation payable by its clients in connection with the investment of their assets in Trust shares.

The Plan recognizes that the Manager, the Sub-Adviser and the Distributor may use their fees from each Portfolio or other resources to pay expenses associated with activities primarily intended to result in the sale of the shares of the Portfolio. Under its Distribution Agreement with the Trust, the Distributor bears certain distribution-related expenses of the Portfolios, such as the cost and expense of printing and distributing copies of prospectuses which are used in connection with the offering of shares to prospective investors.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

State Street serves as the Trust's custodian ("Custodian") and holds all portfolio securities and cash assets of the Trust. It also calculates net asset value per share and maintains general accounting records for each Portfolio. The Custodian is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street also serves as the Trust's Transfer Agent and dividend disbursing agent and maintains the Trust's shareholder records. State Street's fees are paid by the Manager.

                                 VALUATION OF SHARES

All income, expenses (other than expenses incurred by a class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Net asset value per share is determined as of 3:00 p.m. (Eastern time) for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio and as of noon (Eastern time) for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio. Net asset value per share is determined on each day the NYSE and the Boston and the New York Federal Reserve Banks are open. Currently, the days on which the Trust is closed (other than weekends) are New Year's Day, Martin Luther King, Jr. Day (observed), President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Portfolio, less the Portfolio's liabilities, by the number of outstanding shares of that Portfolio.

The securities owned by each Portfolio are valued based upon the amortized cost method. Pursuant to this method, a security is valued by reference to a Portfolio's acquisition cost as adjusted for amortization of premium or accretion of discount. Although the Trust seeks to maintain the net asset value per share of each Portfolio at $1.00, there can be no assurance that the net asset value per share will not vary.

                               DISTRIBUTIONS AND TAXES

Dividends out of net investment income will be declared daily and paid monthly. Dividends for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio are declared at 3:00 p.m. (Eastern time) to shareholders of record at that time, and dividends for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio are declared at noon (Eastern time) to shareholders of record at that time. Distributions of net long-term capital gains, if any, for the year are made annually. All income dividends are paid in cash and will automatically be made by wire to institutional investors, which may elect to reinvest them in additional shares.

Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As regulated investment companies, the Portfolios will not be subject to federal income taxes on the net investment income and long-term capital gains that are distributed to shareholders or deemed to have been distributed to shareholders.

Dividends derived from net investment income for the U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio and General Money Market Portfolio and from short-term capital gains, if any, are taxable to each such Portfolio's shareholders, unless they are exempt from Federal income taxes, as ordinary income. Distributions are taxable when they are paid, except that distributions declared in October, November or December and paid in January of the following year are taxable as if paid on December 31st.

Distributions of tax-exempt income by the Tax-Exempt Money Market Portfolio are not subject to regular federal income taxes. If the Tax-Exempt Money Market Portfolio earns federally taxable income from any of its investments, it will be distributed as a taxable dividend. The Portfolio does not intend to invest in Municipal Securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals (known as "private activity obligations").

Since all investment income is expected to be derived from earned interest, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations.

OTHER TAX INFORMATION

The information above is only a summary of some of the tax consequences generally affecting each Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal tax, distributions may be subject to state and local taxes. Shareholders should make their own determination whether a Portfolio is suitable for investment given their particular situation.

State law varies on whether mutual fund dividends that are derived in whole or in part from interest on U.S. Government Obligations are exempt from state income taxation. The Portfolios will provide shareholders annually with information relating to the composition of their distributions to permit shareholders to determine whether and to what extent the dividend income they receive from the Portfolio may be exempt from their state's income tax. Shareholders should consult their tax adviser as to whether any portion of the dividends they receive from the Portfolio is exempt from state income taxes and on any other specific questions concerning state or federal tax treatment.

Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders by January 31st following each tax year.

When an investor signs its account application, it will be asked to certify that its taxpayer identification number is correct and that it is not subject to backup withholding for failing to report income to the Internal Revenue Service ("IRS"). If the investor does not comply with IRS regulations, the IRS can require each Portfolio to withhold a percentage of distributions.

                           PERFORMANCE INFORMATION

From time to time each Portfolio may advertise its current yield and effective yield for each class of shares in advertisements or in reports or other communications with shareholders. A Portfolio's performance may be compared to other investments or relevant indices.

Both yield figures are based on historical earnings and are not intended to indicate future performance. Each Portfolio's current yield for a class of shares refers to the net income generated by an investment in that class over a seven-day period expressed as an annual percentage rate. In addition to the current yield, each Portfolio may quote yields in advertising based on any historical seven-day period. The effective yield assumes that the income earned from the investment is reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect on this assumed reinvestment.

The Tax-Exempt Money Market Portfolio also may quote its tax equivalent yield and tax equivalent effective yield, which shows the taxable yield or taxable effective yield an investor would have to earn, before taxes, to equal the Portfolio's tax-free yield or tax-free effective yield. When a tax equivalent yield or tax equivalent effective yield is calculated, the yield is increased using a stated income tax rate. See the SAI for more information concerning performance calculations.

                     ORGANIZATION AND CAPITALIZATION OF THE TRUST

The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated January 29, 1993 (the "Trust Declaration"). A copy of the Trust Declaration is on file with the Secretary of The Commonwealth of Massachusetts. The Trust, a diversified, open-end management investment company, is not required to hold annual meetings of shareholders and does not intend to hold shareholder meetings unless required by the 1940 Act. Holders of shares representing 10% or more of the outstanding shares of the Trust may call a meeting for the purpose of voting on the removal of one or more Trustees. Special meetings may be called for the purpose of conducting specific items of Trust business.

Shareholders receive one vote for each dollar (or a proportionate fractional vote for each fraction of a dollar) of net asset value per share owned. The shares of each Portfolio are classified into four classes. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Holders of a particular class of shares have the exclusive right to vote on matters submitted to shareholders pertaining only to that class. Pursuant to the Trust Declaration, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust, subject to receipt of any required regulatory approval. Shareholders may direct any questions they may have about the Trust to the Distributor at 1-800-828-2176.

Any person or organization owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940
Act) such Portfolio. As of November 20, 1997 Sun Bank National Association, P.O. Box 105504, Atlanta, GA 30348 owned a controlling interest in the U.S. Treasury Money Market Portfolio; First Union National Bank, 1525 West Wt. Harris Boulevard, Charlotte, NC 28288 owned a controlling interest in the General Money Market Portfolio and Tax-Exempt Money Market Portfolio; and Integrity Investments, Inc., 1800 Second Street, Sarasota, FL 34236 owned a controlling interest in the U.S. Treasury Income Portfolio.

The Trust has adopted a code of ethics which contains a policy on personal securities transactions by "access persons." That policy complies, in all material respects, with the recommendations of the Investment Company Institute.

                               INVESTMENT RESTRICTIONS

The following is a description of certain investment restrictions which are fundamental and may not be changed with respect to a Portfolio without the approval of a majority of the outstanding shares of the Portfolio. For a description of certain other investment restrictions, reference should be made to the SAI. The restrictions do not apply to U.S. Government Obligations.

1. No Portfolio will invest 25% or more of the value of its total assets in a particular industry, except that up to 100% of the assets of the General Money Market Portfolio may be invested in domestic banking industry obligations.

2. As to 75% of the value of its total assets, a Portfolio will not invest more than 5% of the value of its total assets in the securities of any one issuer or acquire more than 10% of the voting securities of any issuer; the remaining 25% of the assets may be invested in the securities of one or more issuers without regard to such limitations.

3. Under normal market conditions, at least 80% of the value of the Tax-Exempt Money Market Portfolio's total assets will be invested in Municipal Securities.

These limitations apply as of the time of purchase. If through market action the percentage limitations are exceeded, the Portfolios will not be required to reduce the amount of their holdings in such investments.

The General Money Market Portfolio operates in accordance with a non-fundamental operating policy which complies with Rule 2a-7 promulgated under the 1940 Act and is more restrictive than investment restriction number 2 above. Under Rule 2a-7 the Portfolio may not (with certain exceptions) invest more than 5% of its total assets in the securities of a single issuer.
 See "Investment Policies and Limitations" in the SAI.

           CERTAIN INVESTMENT STRATEGIES, POLICIES AND RISK CONSIDERATIONS

QUALITY AND MATURITY

Each Portfolio may purchase only high quality obligations that the Sub-Adviser believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government Obligation; or rated in accordance with applicable rules in one of the two highest rating categories for short-term obligations by at least two NRSROs (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by the Sub-Adviser. As a matter of non-fundamental policy, the Portfolios will only purchase securities, in addition to U.S. Government Obligations, that are rated in the highest rating category by at least one NRSRO or, if unrated, are determined to be of equivalent quality. (See the Appendix for a description of NRSRO ratings).

Each Portfolio must limit its investments to obligations with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less.

Each Portfolio's ability to achieve its investment objective depends, at least in part, on the quality and maturity of its investments. The Portfolios invest in high quality obligations, but an investment in any of the Portfolios involves risks. Although each Portfolio's policies are designed to maintain a stable net asset value of $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value were substantial, a Portfolio's net asset value could deviate from $1.00.

Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

AFFILIATED BANK TRANSACTIONS

Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the 1940 Act. Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one NRSRO (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal Securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.

REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements
extending for more than seven days.   If a seller defaults on the obligation
to repurchase, the Portfolios may incur a loss or other costs.

REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.
Municipal Securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

LENDING OF SECURITIES

For the purpose of realizing additional income, the Portfolios may lend portfolio securities to broker-dealers or financial institutions up to not more than 10% of their respective total assets taken at current value. While any such loan is outstanding, each such Portfolio will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or fees from the borrower. Each Portfolio will have a right to call each loan and obtain the securities. Lending portfolio securities involves certain risks, including possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made in accordance with guidelines established by the Board of Trustees.

LETTERS OF CREDIT

Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for Municipal Securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

ZERO COUPON BONDS

Each Portfolio may purchase zero coupon bonds. Regular interest payments are not made on zero coupon bonds; instead these bonds are sold at a deep discount from their face value and are redeemed at face value when they mature. Each Portfolio will purchase only those zero coupon bonds which have a remaining maturity of one year or less. As a result, such bonds are expected to pay out a return on a regular basis as they mature. Because zero coupon bonds do not pay current income, their prices tend to be more volatile in response to interest rate changes than bonds which pay interest regularly.
 In calculating its daily dividend, a Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

A broker-dealer creates a derivative zero coupon bond by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zero coupon bonds.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation and the Financing Corporation can also be separated in this fashion.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations are debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Obligations are backed by the full faith and credit of the United States. Obligations may be supported only by the agency's right to borrow money from the U.S. Treasury under certain circumstances or by the credit of the agency. There is no guarantee that the U.S. Government will support these types of obligations, and therefore they involve more risk than U.S. Government Obligations backed by the full faith and credit of the United States.

VARIABLE AND FLOATING RATE INSTRUMENTS

Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The Portfolios' Sub-Adviser, on behalf of the Manager, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

MUNICIPAL LEASE OBLIGATIONS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO
ONLY)

Municipal lease obligations are issued by a state and local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and the interest payable on these obligations may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Such risk of non-appropriation is unique to municipal lease obligations. The SEC Staff has taken the position that open-end investment companies may treat these obligations as liquid under guidelines established by the Board of Trustees. Determination concerning the liquidity and proper valuation of these obligations will include: the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of potential buyers, the willingness of dealers to make a market in the securities, the nature of the marketplace trades and the likelihood that its marketability will be maintained throughout the time the instrument is held by the Portfolio. The Board will be responsible for determining the credit quality of any unrated lease obligations held by the Portfolio, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. The high quality municipal lease obligations in which the Tax-Exempt Money Market Portfolio intends to invest generally are not expected by the Board to present liquidity risks. Lease obligations will be valued based on a standard spread that relates to general obligation securities whose value is determined using a pricing service. Certificates of participation in municipal lease obligations or installment sales contracts entitle the holder to a proportionate interest in the lease-purchase payments made. Certificates of participation typically are issued by municipalities and by banks and other financial institutions.

MUNICIPAL SECURITIES (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Municipal Securities include general obligation securities, which are backed by the full taxing power of a municipality, or revenue securities, which are backed by the revenues of a specific tax, project or facility. Resource recovery bonds, a type of revenue obligation, are used to finance the construction of waste burning facilities. Such bonds may be subject to special risks because the project uses technology or an economic plan that is not yet proven, or requires operating permits from environmental authorities.
 Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk. Tax and revenue anticipation notes are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes.

Although the Tax-Exempt Money Market Portfolio presently does not intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one security would likewise affect the other Municipal Securities. To the extent that the Portfolio's assets are concentrated in Municipal Securities that are so related, the Portfolio will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Portfolio's assets were not so concentrated.

RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

SPECIAL CONSIDERATIONS OF FOREIGN INVESTMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks. Euro and Yankee dollar investments involve risks that are different from investments in securities of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Although the Sub-Adviser carefully considers these factors when making investments, and subject to its policy on concentration, the Portfolio does not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country. The Portfolio will not invest 25% or more of its assets in Euro and Yankee dollar investments and obligations of foreign branches of foreign banks.

APPENDIX

NRSRO RATINGS

Description of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") commercial paper and bond ratings:

SHORT-TERM DEBT RATINGS

MOODY'S EMPLOYS THREE DESIGNATIONS, ALL JUDGED TO BE INVESTMENT GRADE, TO INDICATE THE RELATIVE REPAYMENT CAPACITY OF RATED ISSUERS. THE HIGHEST DESIGNATION IS AS FOLLOWS:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  - Leading market positions in well-established industries.
  - High rates of return on funds employed.
  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

S&P SHORT-TERM DEBT RATINGS ARE GRADED INTO FOUR CATEGORIES, RANGING FROM "A" FOR THE HIGHEST QUALITY OBLIGATIONS TO "D" FOR THE LOWEST. THE HIGHEST RATINGS IN THE "A" CATEGORY ARE DESCRIBED AS FOLLOWS:

"A"-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

"A-1"-This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

MUNICIPAL OBLIGATIONS

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in short-term borrowing risk are of lesser importance in the long run. The highest MIG quality rating is defined as follows:

MIG-1-Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

A short-term rating may also be assigned to an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. A VMIG-1 rating carries the same definition as MIG-1.

S&P'S HIGHEST QUALITY RATING FOR SHORT-TERM STATE AND MUNICIPAL NOTES IS DEFINED AS FOLLOWS:

SP-1- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                                THE VALIANT FUND
                               1776 Heritage Drive
                             North Quincy, MA 02171


The Valiant Fund (the "Trust") is an open-end investment company comprised of four separate investment portfolios (the "Portfolios") offering Class A shares, Class B shares, Class C shares and Class D shares:

U.S. TREASURY MONEY MARKET PORTFOLIO        GENERAL MONEY MARKET PORTFOLIO
U.S. TREASURY INCOME PORTFOLIO              TAX-EXEMPT MONEY MARKET PORTFOLIO

The investment objective of each Portfolio is to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. The Tax-Exempt Money Market Portfolio seeks primarily income exempt from federal income tax. The Trust offers banks and other institutional investors an economical and convenient means of investing in professionally managed money market funds.


The Trust offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes of shares are identical, except as to the services offered to and the expenses borne by each class. Class B shares, Class C shares and Class D shares each bear certain costs pursuant to their respective Distribution and Shareholder Servicing Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). THIS PROSPECTUS RELATES ONLY TO THE CLASS B SHARES.


Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.


This Prospectus sets forth concisely the information about the Trust that a prospective investor ought to know before investing. Please read it carefully and retain it for future reference. Certain additional information is contained in a Statement of Additional Information ("SAI") dated December 19, 1997, as revised from time to time, which has been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available upon request and without charge by calling the Distributor at the telephone number shown above.


INVESTMENTS IN THE PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY  IS A CRIMINAL OFFENSE.


                         PROSPECTUS - DECEMBER 19, 1997

                                  CONTENTS


Expense Information  ..............................................   3
Financial Highlights ..............................................   5
Investment Objectives and Policies  ...............................   7
Who Should Invest .................................................   8
Purchases and Redemptions  ........................................   9
Management of the Portfolios  .....................................  11
Management Fees and Other Expenses ................................  11
Valuation of Shares ...............................................  13
Distributions and Taxes ...........................................  13
Performance Information  ..........................................  15
Organization and Capitalization of the Trust ......................  15
Investment Restrictions   .........................................  16
Certain Investment Strategies, Policies and Risk Considerations ...  16
Appendix ..........................................................  21

                               EXPENSE INFORMATION


                                      U.S. TREASURY     U.S. TREASURY    GENERAL MONEY    TAX-EXEMPT MONEY
                                      MONEY MARKET         INCOME            MARKET           MARKET
                                        PORTFOLIO        PORTFOLIO**       PORTFOLIO        PORTFOLIO**
                                        ---------        -----------       ---------        -----------
                                         Class B           Class B           Class B          Class B
Shareholder
Transaction Expenses
--------------------

Maximum Sales
Load Imposed on Purchases                None              None               None              None

Sales Load Imposed on
Reinvested Dividends                     None              None               None              None

Maximum Deferred
Sales Load                               None              None               None              None

Redemption Fees                          None              None               None              None

Annual Fund
Operating Expenses
(as a percentage of
average net assets)
--------------------

Management Fees                          0.20%             0.20%              0.20%             0.20%

12b-1 Fees*                              0.25%             0.25%              0.25%             0.25%

Other Expenses (after
expense reimbursement)                   0.00%             0.00%              0.00%             0.00%
                                         -----             -----              -----             -----

Total Fund Operating
Expenses (after
expense reimbursement)                   0.45%             0.45%              0.45%             0.45%
                                         -----             -----              -----             -----
                                         -----             -----              -----             -----



______________
* The Trust has adopted a Distribution and Shareholder Servicing Plan (the "Plan") for the Class B shares. Payments under the Plan for Class B shares are authorized at the rate of 0.25% of the average daily net assets of Class
B shares.   See "Management Fees and Other Expenses" for further information on the Plan.


** As of the date of this Prospectus, the U.S. Treasury Income Portfolio Class B shares and the Tax-Exempt Money Market Portfolio Class B shares have not commenced operations.


Four classes of shares of the Trust are being offered by each Portfolio:
Class A, Class B, Class C and Class D shares. The classes are identical, except that Class B shares, Class C shares and Class D shares are subject to differing annual distribution and service fees. Class A shares are currently not subject to an annual distribution and service fee. The Class B, Class C and Class D shares' distribution and service fees will cause the Class B, Class C and Class D shares to have a higher expense ratio and to pay lower dividends than Class A shares, the Class C and Class D shares to have a higher expense ratio and to pay lower dividends than the Class B shares, and the Class D shares to have a higher expense ratio and to pay lower dividends than Class C shares. This Prospectus describes only the Class B shares. An investor may obtain prospectuses relating to the Class A shares, the Class C shares and Class D shares, respectively, by calling the Distributor at 1-800-828-2176.

The purpose of this table is to assist an investor in understanding the various costs and expenses that the investor will bear directly or indirectly. Management fees are paid by each Portfolio to Integrity Management & Research, Inc. (the "Manager") for managing its investments and business affairs. All operating expenses are paid by each Portfolio and are not charged directly to an investor's account. There are no sales or redemption fees. However, certain institutional investors may charge their customers fees in addition to those described herein. See "Purchases and Redemptions." The Manager has declared voluntary expense limitations for the Class B shares of each Portfolio of 0.45% of average daily net assets of the Class B shares. The Manager will voluntarily reimburse any expenses above these expense limitations. Although as of the date of this Prospectus the Class B shares of the Tax-Exempt Money Market Portfolio and the U.S. Treasury Income Portfolio have not commenced operations based on the experience of the Class A shares of those Portfolios without the effect of the expense reimbursements: "Other Expenses" and "Total Operating Expenses" for the Class B shares would be 0.03% and 0.63%, respectively, for the U.S. Treasury Income Portfolio and 0.00% and 0.45%, respectively, for each of the other Portfolios. The expense limitations are voluntary but will remain in effect through December 1998. The expense limitations may be removed at any time thereafter with 90 days' prior notice to existing shareholders. Non-recurring or extraordinary expenses are generally excluded in the determination of expense ratios of the Portfolios for purposes of determining any required expense reimbursement. Quotations of yield for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. For more information, see "Management Fees and Other Expenses," and "Purchases and Redemptions."

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                       1 Year     3 Years  5 Years   10 Years
U.S. Treasury Money Market Portfolio   $5         $14      $25       $57
U.S. Treasury Income Portfolio         $5         $14      $25       $57
General Money Market Portfolio         $5         $14      $25       $57
Tax-Exempt Money Market Portfolio      $5         $14      $25       $57


THE EXAMPLES ARE BASED ON ASSUMED PERFORMANCE LEVELS AND SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information is part of the Trust's financial statements which are included in the Trust's Annual Report to Shareholders and incorporated by reference in the SAI. As of the date of this Prospectus, the Tax-Exempt Money Market Portfolio Class B shares and the U.S. Treasury Income Portfolio Class B shares had not commenced operations. The following information should be read in conjunction with the financial statements and notes thereto.

                  U.S. TREASURY MONEY MARKET PORTFOLIO- CLASS B

                 For a share outstanding throughout each period.

                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                               8/31/97       8/31/96      8/31/95     8/31/94 (1)
                                                               -------       -------      -------     -----------
Net asset value, beginning of period........................   $1.000       $1.000        $1.000       $1.000
                                                               ------       ------        ------       ------
Income from investment operations:
      Net investment income.................................    0.049        0.050          0.052       0.011
                                                               ------       ------        ------       ------
Less Distributions:
      Dividends from net investment income..................   (0.049)      (0.050)        (0.052)     (0.011)
                                                               ------       ------        ------       ------
Net asset value, end of period..............................   $1.000       $1.000         $1.000      $1.000
                                                               ------       ------        ------       ------
                                                               ------       ------        ------       ------

Total return (a) ...........................................    5.04%        5.18%          5.34%       1.12%

Ratios/supplemental data:
Net assets, end of period (000's)........................... $300,437     $126,327       $76,114      $13,355
Ratios to average net assets:
        Net investment income ..............................     4.93%        5.01%         5.41%       3.87%(b)
        Operating expenses. ................................     0.45%        0.45%         0.45%       0.45%(b)
        Operating expenses before reimbursements/waivers. ..     0.45%        0.45%         0.46%       0.50%(b)


-------------------
(1) The Portfolio commenced Class B shares operations on May 17, 1994.
(a) Total returns for periods less than one year are not annualized and had the Manager and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) Annualized.

                     GENERAL MONEY MARKET PORTFOLIO- CLASS B

                 For a share outstanding throughout each period.

                                                              YEAR ENDED   YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                               8/31/97       8/31/96      8/31/95     8/31/94 (1)
                                                               -------       -------      -------     -----------
Net asset value, beginning of period.......................     $1.000      $1.000        $1.000       $1.000
                                                                ------      ------        ------       ------
Income from investment operations:
      Net investment income................................      0.050       0.051         0.053        0.009
                                                                ------      ------        ------       ------
Less distributions:
      Dividends from net investment income.................     (0.050)     (0.051)       (0.053)      (0.009)
                                                                ------      ------        ------       ------
Net asset value, end of period.............................     $1.000      $1.000        $1.000       $1.000
                                                                ------      ------        ------       ------
                                                                ------      ------        ------       ------

Total return(a) ...........................................      5.14%       5.26%         5.54%        0.92%

Ratios/supplemental data:
Net assets, end of period (000's)..........................     $9,155      $8,734        $9,461       $9,520
Ratios to average net assets:
        Net investment income .............................      5.02%       5.11%         5.33%        3.99%(b)
        Operating expenses.................................      0.45%       0.45%         0.45%        0.45%(b)
        Operating expenses before reimbursements/waivers...      0.45%       0.45%         0.45%        0.46%(b)


------------------------
(1) The Portfolio commenced Class B shares operations on May 17, 1994.
(a) Total returns for periods less than one year are not annualized and had the Manager and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) Annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Portfolio is to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. The Tax-Exempt Money Market Portfolio seeks primarily income exempt from federal income tax. There is no assurance that a Portfolio will achieve its investment objective. A Portfolio's investment objective is fundamental and may not be changed at any time without shareholder approval. Unless otherwise indicated, a Portfolio's investment policies are not fundamental and may be changed at any time without shareholder approval. As a matter of non-fundamental policy, the Portfolios will only purchase securities, in addition to U.S. Government Obligations (as defined below), that are rated in the highest category by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, are determined by the sub-adviser to be of equivalent quality. (See "Management of the Portfolios" for information about the sub-adviser, and see the Appendix for a description of NRSRO ratings.)

THE U.S. TREASURY MONEY MARKET PORTFOLIO invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities ("U.S. Government Obligations") which are backed by the full faith and credit of the United States and repurchase agreements collateralized by such U.S. Government Obligations. Under normal market conditions, at least 65% of its total assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. Income earned from U.S. Government Obligations is generally exempt from state and local income tax. Income earned from repurchase agreement transactions generally is not exempt from state and local income tax. (See "Distributions and Taxes.")

The U.S. Treasury Money Market Portfolio has been rated "AAAm" by Standard & Poor's Corporation ("S&P") and "Aaa" by Moody's Investors Service, Inc. ("Moody's"). Such quality rating is based on, among other things, an analysis of the Portfolio's investment strategies, operational policies and management. S&P and Moody's also may undertake an ongoing analysis and assessment of these criteria in order to update the Portfolio's rating.

THE U.S. TREASURY INCOME PORTFOLIO invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the United States, the interest income from which generally will not be subject to state income tax. (See "Distributions and Taxes.") Under normal market conditions, at least 65% of its total assets will be invested in U.S. Treasury obligations such as U.S. Treasury bills, notes and bonds.

THE GENERAL MONEY MARKET PORTFOLIO invests in U.S. dollar-denominated short-term debt securities including:
  -- Obligations of domestic and foreign banks or thrift organizations (such as bankers' acceptances, time deposits and certificates of deposit);

  -- Corporate debt obligations, including commercial paper, notes and bonds with remaining maturities of 397 days or less;

  -- U.S. Government Obligations and repurchase agreements backed by U.S. Government Obligations; and

  --     Cash.

More than 25% of the value of the total assets of the Portfolio may be invested in domestic banking industry obligations. The Portfolio may purchase securities that are subject to restrictions on resale.

THE TAX-EXEMPT MONEY MARKET PORTFOLIO invests in high-quality, short-term, fixed, variable or floating rate municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments ("Municipal Securities").

Municipal Securities are obligations issued by or on behalf of state and local governments and public authorities (including states, territories and possessions of the United States, the District of Columbia, cities, counties, municipalities, municipal agencies and regional districts and their political subdivisions, agencies, authorities and instrumentalities), the interest from which, in the opinion of bond counsel for the issuers of the obligations at the time of their issuance, is exempt from federal income tax.

The Portfolio's investments in Municipal Securities may include tax, revenue and bond anticipation notes; tax-exempt commercial paper; and general obligation or revenue bonds (including securities such as municipal lease obligations and resource recovery bonds). The Portfolio may purchase obligations that are subject to restrictions on resale. The Portfolio will not invest in Municipal Securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals (known as "private activity obligations").

Municipal Securities are issued to raise money for various public purposes, including general purpose financing for state and local governments as well as financing for specific projects or public facilities. Municipal Securities may be backed by the full taxing power of a municipality or by the revenues from a specific project or the credit of a private organization. Some Municipal Securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks.

Distributions from the Tax-Exempt Money Market Portfolio will in general be exempt from regular federal income taxes. As a temporary defensive measure, when market conditions so warrant, the Tax-Exempt Money Market Portfolio may invest its assets without limitation in any of the money market instruments which are permissible investments for the General Money Market Portfolio. To the extent that the Tax-Exempt Money Market Portfolio earns taxable income from any of its investments, the income would be distributed as a taxable dividend.

                                WHO SHOULD INVEST

Each Portfolio is designed exclusively for investment of short-term monies held by banks and other institutional investors.

The advantages offered by the Portfolios include large scale purchasing power and diversification, which can help avoid the greater expense of executing a large number of small transactions. Each Portfolio also makes it possible for institutional investors to participate in a more diversified portfolio than the size of their investments might otherwise permit. Also, investment in the Portfolios can relieve institutions of many management and administrative burdens usually associated with the direct purchase and sale of money market instruments, including: selecting portfolio investments, obtaining favorable terms at which to buy and sell, scheduling and monitoring maturities and reinvestments, safe-keeping of securities, and portfolio recordkeeping.

It should be noted that the Portfolios are not FDIC insured.

                            PURCHASES AND REDEMPTIONS

PURCHASES

Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

The minimum initial investment in each Portfolio is $1,000,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent investments may be in any amount. If an account balance falls below $100,000 due to redemption, the Portfolio may close the account. Investors will be notified if the minimum balance is not being maintained and will be allowed 30 days to make additional investments before the account is closed. Any involuntary redemptions will be effected at the price at 3:00 p.m. (Eastern time) for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio and at noon (Eastern time) for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio.

Purchase orders must be transmitted to the Portfolio's transfer agent, State Street Bank and Trust Company (the "Transfer Agent"). Each Portfolio requires advance notification of all wire purchases. Purchases may be made only by wire.

A purchase order for shares in the U.S. Treasury Money Market Portfolio or General Money Market Portfolio received by the Transfer Agent by 3:00 p.m. (Eastern time), or for shares in the U.S. Treasury Income Portfolio or the Tax-Exempt Money Market Portfolio received by the Transfer Agent by noon (Eastern time), on a day the New York Stock Exchange ("NYSE") and both the Boston and New York Federal Reserve Banks are open ("Business Day") will be executed at the net asset value per share next determined after receipt of the order and will receive the dividend declared on the day of purchase, provided that the Trust's Custodian, State Street Bank and Trust Company, receives the wire by the close of the Federal Reserve wire system on that
Business Day.   See "Valuation of Shares."

Each Portfolio reserves the right to reject any purchase order. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio. Purchases by exchange are not permitted.

REDEMPTIONS

Shareholders may redeem all or a portion of their shares on any Business Day.
 Shares will be redeemed at the net asset value next calculated after the Transfer Agent has received the redemption request. If an account is closed, any accrued dividends will be paid within 10 days of the beginning of the following month.

Shares may be redeemed, and the redemption proceeds wired, on the same day if telephone redemption instructions are received by the Transfer Agent by 3:00 p.m. (Eastern time) on the day of redemption for the U.S. Treasury Money Market Portfolio and for the General Money Market Portfolio, or by noon (Eastern time) on the day of redemption for the U.S. Treasury Income Portfolio and for the Tax-Exempt Money Market Portfolio. Shares redeemed and wired on the same day will not receive the dividend declared on the day of redemption. A shareholder whose redemption instructions are received by the Transfer Agent after 3:00 p.m. (Eastern time) with respect to the U.S. Treasury Money Market Portfolio or General Money Market Portfolio or after noon (Eastern time) with respect to the U.S. Treasury Income Portfolio or the Tax-Exempt Money Market Portfolio will receive the dividend declared on the day on which the redemption instructions were received and will receive wired redemption proceeds on the next Business Day. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, State Street Bank and Trust Company, at P.O. Box 1978, Boston, Massachusetts 02105.

If making immediate payment of redemption proceeds could adversely affect a Portfolio, shareholders may be paid up to seven days after receipt of the redemption request. Also, when the NYSE or either the Boston or New York Federal Reserve Bank is closed (or when trading is restricted) for any reason other than its respective customary weekend or holiday closing, or under any emergency circumstances as determined by the Securities and Exchange Commission ("SEC") to merit such action, redemption or payment may be suspended or postponed.

Shares also may be redeemed by mail by submitting an order addressed to: The Valiant Fund, P.O. Box 1978, Boston, Massachusetts 02105. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

The Trust reserves the right to refuse a wire or telephone redemption if the Manager or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

ADDITIONAL INFORMATION

SHAREHOLDER SERVICES

Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

To allow the Portfolios to be managed effectively, shareholders are urged to initiate all trades (investments and redemptions of shares) as early in the day as possible and to notify the Trust by calling the Transfer Agent at least one day in advance of trades in excess of $10,000,000. In making trade requests, the name of the shareholder and the account number(s) must be supplied.

STATEMENTS AND REPORTS

Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. A statement with tax information will be mailed by January 31st following each tax year and also will be filed with the Internal Revenue Service. At least twice a year, shareholders will receive the Portfolios' financial statements.

                          MANAGEMENT OF THE PORTFOLIOS

The overall responsibility for supervision of the affairs of the Trust vests in the Board of Trustees of the Trust. The Manager is responsible for the management of the Trust's day-to-day business affairs and has general responsibility for the management of the investments of the Portfolios. The Manager, at its expense, has contracted with David L. Babson & Co. Inc. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").


Richard F. Curcio, who is the Manager's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls all of the outstanding shares of common stock of the Manager. Mr. Curcio has 18 years of experience in mutual fund industry marketing, sales and operations. Located at 1800 Second Street, Suite 757, Sarasota, Florida 34236, the Manager was organized in Florida on September 24, 1992.


The Sub-Adviser, a Massachusetts corporation, is located at One Memorial Drive, Cambridge, Massachusetts 02142. Founded in 1940, the Sub-Adviser provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, banks and other organizations, and also serves as the investment adviser to The Babson Funds (a family of mutual funds). The Sub-Adviser is a subsidiary of Massachusetts Mutual Life Insurance Company.

The Sub-Adviser is authorized to make investment decisions and engage in portfolio transactions on behalf of the Trust, subject to such general or specific instructions as may be given by the Trustees and/or the Manager. The payment of fees to the Sub-Adviser is the sole responsibility of the Manager.

                       MANAGEMENT FEES AND OTHER EXPENSES

Under its Management Agreement with the Trust, the Manager performs certain administrative and management services for the Trust and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager or the Sub-Adviser and pays all the Portfolio expenses with the following exceptions: the fees and expenses of those Trustees who are not "interested persons" of the Trust; interest on borrowings; taxes; expenses incurred pursuant to the Trust's distribution and shareholder servicing plans; and such extraordinary nonrecurring expenses as may arise, including litigation to which the Trust may be a party.

For its services to the Portfolios, the Manager receives fees paid monthly and computed at an annual rate of 0.20% of the average daily net asset value of each of the Portfolios. The Manager is solely responsible for the payment of all fees to the Sub-Adviser.

For its services to the Portfolios, the Sub-Adviser is paid by the Manager a monthly fee computed at an annual rate based upon the aggregate average daily net assets of the Trust, as follows: 0.10% of the first $500 million of net assets and 0.05% of net assets over $500 million. The Sub-Adviser has voluntarily agreed to reduce its fees from 0.05% to 0.04% of net assets over $2 billion.

ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator"), 225 Franklin Street, Boston, MA 02110, is the Administrator of the Trust.

The Administrator assists in each Portfolio's administration and operation, including providing office space and various services in connection with the regulatory requirements applicable to each Portfolio. The Administrator may utilize the resources of its affiliates in performing certain of these responsibilities, at no additional cost to the Trust. The Administrator's fee is paid by the Manager.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


Integrity Investments, Inc., 1800 Second Street, Suite 757, Sarasota, Florida 34236, is the Trust's Distributor. The Trust has adopted a Distribution and Shareholder Servicing Plan (the "Plan") which provides for payment of up to 0.35% of each Portfolio's average daily net assets of the Class B shares, the purpose of which is to promote distribution of the Portfolios' shares and to enhance the provision of shareholder services. Payments under the Plan are authorized and are being made at the rate of 0.25% of each Portfolio's average daily net assets for the Class B shares.


Under the Plan, each Portfolio, subject to Trustee authorization, may pay the Distributor a monthly fee to compensate it for expenses it bears and services it provides in the distribution of shares and the provision of shareholder support services. The Plan also provides that certain Service Providers (defined under the Plan as any broker, dealer, bank or other institution) may receive compensation for providing continuing personal services to Shareholders as well as administrative services with respect to shareholder accounts. Such payments are used to compensate the Distributor and any Service Providers for the services outlined above.

The Distributor shall determine the amounts to be paid to Service Providers. Each Service Provider is required to disclose to its clients any compensation payable to it by the Trust pursuant to the Plan and any other compensation payable by its clients in connection with the investment of their assets in Trust shares. The fees payable to the Distributor under the Plan for advertising, marketing and distributing Class B shares and for payments to Service Providers are payable without regard to actual expenses incurred by the Distributor.

The Plan recognizes that the Manager, the Sub-Adviser and the Distributor may use their fees from each Portfolio or other resources to pay expenses associated with activities primarily intended to result in the sale of the shares of the Portfolio. Under its Distribution Agreement with the Trust, the Distributor bears certain distribution-related expenses of the Portfolios, such as the cost and expense of printing and distributing copies of prospectuses which are used in connection with the offering of shares to prospective investors.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

State Street serves as the Trust's custodian ("Custodian") and holds all portfolio securities and cash assets of the Trust. It also calculates net asset value per share and maintains general accounting records for each Portfolio. The Custodian is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street also serves as the Trust's Transfer Agent and dividend disbursing agent and maintains the Trust's shareholder records. State Street's fees are paid by the Manager.

                               VALUATION OF SHARES

All income, expenses (other than expenses incurred by a class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Net asset value per share is determined as of 3:00 p.m. (Eastern time) for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio and as of noon (Eastern time) for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio. Net asset value per share is determined on each day the NYSE and the Boston and the New York Federal Reserve Banks are open. Currently, the days on which the Trust is closed (other than weekends) are New Year's Day, Martin Luther King, Jr. Day (observed), President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Portfolio, less the Portfolio's liabilities, by the number of outstanding shares of that Portfolio.

The securities owned by each Portfolio are valued based upon the amortized cost method. Pursuant to this method, a security is valued by reference to a Portfolio's acquisition cost as adjusted for amortization of premium or accretion of discount. Although the Trust seeks to maintain the net asset value per share of each Portfolio at $1.00, there can be no assurance that the net asset value per share will not vary.

                             DISTRIBUTIONS AND TAXES

Dividends out of net investment income will be declared daily and paid monthly. Dividends for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio are declared at 3:00 p.m. (Eastern time) to shareholders of record at that time, and dividends for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio are declared at noon (Eastern time) to shareholders of record at that time. Distributions of net long-term capital gains, if any, for the year are made annually. All income dividends are paid in cash and will automatically be made by wire to institutional investors, which may elect to reinvest them in additional shares.

Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As regulated investment companies, the Portfolios will not be subject to federal income taxes on the net investment income and long-term capital gains that are distributed to shareholders or deemed to have been distributed to shareholders.

Dividends derived from net investment income for the U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio and General Money Market Portfolio and from short-term capital gains, if any, are taxable to each such Portfolio's shareholders, unless they are exempt from Federal income taxes, as ordinary income. Distributions are taxable when they are paid, except that distributions declared in October, November or December and paid in January of the following year are taxable as if paid on December 31st.

Distributions of tax-exempt income by the Tax-Exempt Money Market Portfolio are not subject to regular federal income taxes. If the Tax-Exempt Money Market Portfolio earns federally taxable income from any of its investments, it will be distributed as a taxable dividend. The Portfolio does not intend to invest in Municipal Securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals (known as "private activity obligations").

Since all investment income is expected to be derived from earned interest, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations.

OTHER TAX INFORMATION

The information above is only a summary of some of the tax consequences generally affecting each Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal tax, distributions may be subject to state and local taxes. Shareholders should make their own determination whether a Portfolio is suitable for investment given their particular situation.

State law varies on whether mutual fund dividends that are derived in whole or in part from interest on U.S. Government Obligations are exempt from state income taxation. The Portfolios will provide shareholders annually with information relating to the composition of their distributions to permit shareholders to determine whether and to what extent the dividend income they receive from the Portfolio may be exempt from their state's income tax. Shareholders should consult their tax adviser as to whether any portion of the dividends they receive from the Portfolio is exempt from state income taxes and on any other specific questions concerning state or federal tax treatment.

Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders by January 31st following each tax year.

When an investor signs its account application, it will be asked to certify that its taxpayer identification number is correct and that it is not subject to backup withholding for failing to report income to the Internal Revenue Service ("IRS"). If the investor does not comply with IRS regulations, the IRS can require each Portfolio to withhold a percentage of distributions.

                         PERFORMANCE INFORMATION

From time to time each Portfolio may advertise its current yield and effective yield for each class of shares in advertisements or in reports or other communications with shareholders. A Portfolio's performance may be compared to other investments or relevant indices.

Both yield figures are based on historical earnings and are not intended to indicate future performance. Each Portfolio's current yield for a class of shares refers to the net income generated by an investment in that class over a seven-day period expressed as an annual percentage rate. In addition to the current yield, each Portfolio may quote yields in advertising based on any historical seven-day period. The effective yield assumes that the income earned from the investment is reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect on this assumed reinvestment.

The Tax-Exempt Money Market Portfolio also may quote its tax equivalent yield and tax equivalent effective yield, which shows the taxable yield or taxable effective yield an investor would have to earn, before taxes, to equal the Portfolio's tax-free yield or tax-free effective yield. When a tax equivalent yield or tax equivalent effective yield is calculated, the yield is increased using a stated income tax rate. See the SAI for more information concerning performance calculations.

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST

The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated January 29, 1993 (the "Trust Declaration"). A copy of the Trust Declaration is on file with the Secretary of The Commonwealth of Massachusetts. The Trust, a diversified, open-end management investment company, is not required to hold annual meetings of shareholders and does not intend to hold shareholder meetings unless required by the 1940 Act. Holders of shares representing 10% or more of the outstanding shares of the Trust may call a meeting for the purpose of voting on the removal of one or more Trustees. Special meetings may be called for the purpose of conducting specific items of Trust business.

Shareholders receive one vote for each dollar (or a proportionate fractional vote for each fraction of a dollar) of net asset value per share owned. The shares of each Portfolio are classified into four classes. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Holders of a particular class of shares have the exclusive right to vote on matters submitted to shareholders pertaining only to that class. Pursuant to the Trust Declaration, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust, subject to receipt of any required regulatory approval. Shareholders may direct any questions they may have about the Trust to the Distributor at 1-800-828-2176.


Any person or organization owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940
Act) such Portfolio. As of November 20, 1997 Sun Bank National Association, P.O. Box 105504, Atlanta, GA 30348 owned a controlling interest in the U.S. Treasury Money Market Portfolio; First Union National Bank, 1525 West Wt. Harris Bouelvard, Charlotte, NC 28288 owned a controlling interest in the General Money Market Portfolio and Tax-Exempt Money Market Portfolio; and Integrity Investments, Inc., 1800 Second Street, Sarasota, FL 34236 owned a controlling interest in the U.S. Treasury Income Portfolio.

The Trust has adopted a code of ethics which contains a policy on personal securities transactions by "access persons." That policy complies, in all material respects, with the recommendations of the Investment Company Institute.

                             INVESTMENT RESTRICTIONS

The following is a description of certain investment restrictions which are fundamental and may not be changed with respect to a Portfolio without the approval of a majority of the outstanding shares of the Portfolio. For a description of certain other investment restrictions, reference should be made to the SAI. The restrictions do not apply to U.S. Government Obligations.

1. No Portfolio will invest 25% or more of the value of its total assets in a particular industry, except that up to 100% of the assets of the General Money Market Portfolio may be invested in domestic banking industry obligations.

2. As to 75% of the value of its total assets, a Portfolio will not invest more than 5% of the value of its total assets in the securities of any one issuer or acquire more than 10% of the voting securities of any issuer; the remaining 25% of the assets may be invested in the securities of one or more issuers without regard to such limitations.

3. Under normal market conditions, at least 80% of the value of the Tax-Exempt Money Market Portfolio's total assets will be invested in Municipal Securities.

These limitations apply as of the time of purchase. If through market action the percentage limitations are exceeded, the Portfolios will not be required to reduce the amount of their holdings in such investments.

The General Money Market Portfolio operates in accordance with a non-fundamental operating policy which complies with Rule 2a-7 promulgated under the 1940 Act and is more restrictive than investment restriction number 2 above. Under Rule 2a-7 the Portfolio may not (with certain exceptions) invest more than 5% of its total assets in the securities of a single issuer.
 See "Investment Policies and Limitations" in the SAI.

         CERTAIN INVESTMENT STRATEGIES, POLICIES AND RISK CONSIDERATIONS

QUALITY AND MATURITY

Each Portfolio may purchase only high quality obligations that the Sub-Adviser believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government Obligation; or rated in accordance with applicable rules in one of the two highest rating categories for short-term obligations by at least two NRSROs (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by the Sub-Adviser. As a matter of non-fundamental policy, the Portfolios will only purchase securities, in addition to U.S. Government Obligations, that are rated in the highest rating category by at least one NRSRO or, if unrated, are determined to be of equivalent quality. (See the Appendix for a description of NRSRO ratings).

Each Portfolio must limit its investments to obligations with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less.

Each Portfolio's ability to achieve its investment objective depends, at least in part, on the quality and maturity of its investments. The Portfolios invest in high quality obligations, but an investment in any of the Portfolios involves risks. Although each Portfolio's policies are designed to maintain a stable net asset value of $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value were substantial, a Portfolio's net asset value could deviate from $1.00.

Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

AFFILIATED BANK TRANSACTIONS

Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the 1940 Act. Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one NRSRO (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal Securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.

REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements
extending for more than seven days.   If a seller defaults on the obligation
to repurchase, the Portfolios may incur a loss or other costs.

REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market

Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.
Municipal Securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

LENDING OF SECURITIES

For the purpose of realizing additional income, the Portfolios may lend portfolio securities to broker-dealers or financial institutions up to not more than 10% of their respective total assets taken at current value. While any such loan is outstanding, each such Portfolio will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or fees from the borrower. Each Portfolio will have a right to call each loan and obtain the securities. Lending portfolio securities involves certain risks, including possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made in accordance with guidelines established by the Board of Trustees.

LETTERS OF CREDIT

Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for Municipal Securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

ZERO COUPON BONDS

Each Portfolio may purchase zero coupon bonds. Regular interest payments are not made on zero coupon bonds; instead these bonds are sold at a deep discount from their face value and are redeemed at face value when they mature. Each Portfolio will purchase only those zero coupon bonds which have a remaining maturity of one year or less. As a result, such bonds are expected to pay out a return on a regular basis as they mature. Because zero coupon bonds do not pay current income, their prices tend to be more volatile in response to interest rate changes than bonds which pay interest regularly. In calculating its daily dividend, a

Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

A broker-dealer creates a derivative zero coupon bond by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zero coupon bonds.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation and the Financing Corporation can also be separated in this fashion.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations are debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Obligations are backed by the full faith and credit of the United States. Obligations may be supported only by the agency's right to borrow money from the U.S. Treasury under certain circumstances or by the credit of the agency. There is no guarantee that the U.S. Government will support these types of obligations, and therefore they involve more risk than U.S. Government Obligations backed by the full faith and credit of the United States.

VARIABLE AND FLOATING RATE INSTRUMENTS

Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The Portfolios' Sub-Adviser, on behalf of the Manager, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

MUNICIPAL LEASE OBLIGATIONS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO
ONLY)

Municipal lease obligations are issued by a state and local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and the interest payable on these obligations may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Such risk of non-appropriation is unique to municipal lease obligations. The SEC Staff has taken the position that open-end investment companies may treat these obligations as liquid under guidelines established by the Board of Trustees. Determination concerning the liquidity and proper valuation of these obligations will include: the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of potential buyers, the willingness of dealers to make a market in the securities, the nature of the marketplace trades and the likelihood that its marketability will be maintained throughout the time the instrument is held by the Portfolio. The Board will be responsible for determining the credit quality of any unrated lease obligations held by the Portfolio, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. The high quality municipal lease obligations in which the Tax-Exempt Money Market Portfolio intends to invest generally are not expected by the Board to present liquidity risks. Lease obligations will be valued based on a standard spread that relates to general obligation securities whose value is determined using a pricing service. Certificates of participation in municipal lease obligations or installment sales contracts entitle the holder to a proportionate interest in the lease-purchase payments made. Certificates of participation typically are issued by municipalities and by banks and other financial institutions.

MUNICIPAL SECURITIES (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Municipal Securities include general obligation securities, which are backed by the full taxing power of a municipality, or revenue securities, which are backed by the revenues of a specific tax, project or facility. Resource recovery bonds, a type of revenue obligation, are used to finance the construction of waste burning facilities. Such bonds may be subject to special risks because the project uses technology or an economic plan that is not yet proven, or requires operating permits from environmental authorities.
 Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk. Tax and revenue anticipation notes are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes.

Although the Tax-Exempt Money Market Portfolio presently does not intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one security would likewise affect the other Municipal Securities. To the extent that the Portfolio's assets are concentrated in Municipal Securities that are so related, the Portfolio will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Portfolio's assets were not so concentrated.

RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

SPECIAL CONSIDERATIONS OF FOREIGN INVESTMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks. Euro and Yankee dollar investments involve risks that are different from investments in securities of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Although the Sub-Adviser carefully considers these factors when making investments, and subject to its policy on concentration, the Portfolio does not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country. The Portfolio will not invest 25% or more of its assets in Euro and Yankee dollar investments and obligations of foreign branches of foreign banks.

APPENDIX

NRSRO RATINGS

Description of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") commercial paper and bond ratings:

SHORT-TERM DEBT RATINGS

MOODY'S EMPLOYS THREE DESIGNATIONS, ALL JUDGED TO BE INVESTMENT GRADE, TO INDICATE THE RELATIVE REPAYMENT CAPACITY OF RATED ISSUERS. THE HIGHEST DESIGNATION IS AS FOLLOWS:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  - Leading market positions in well-established industries.
  - High rates of return on funds employed.
  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

S&P SHORT-TERM DEBT RATINGS ARE GRADED INTO FOUR CATEGORIES, RANGING FROM "A" FOR THE HIGHEST QUALITY OBLIGATIONS TO "D" FOR THE LOWEST. THE HIGHEST RATINGS IN THE "A" CATEGORY ARE DESCRIBED AS FOLLOWS:

"A"-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

"A-1"-This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

MUNICIPAL OBLIGATIONS

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in short-term borrowing risk are of lesser importance in the long run. The highest MIG quality rating is defined as follows:

MIG-1-Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

A short-term rating may also be assigned to an issue having a demand feature.
 Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. A VMIG-1 rating carries the same definition as MIG-1.

S&P'S HIGHEST QUALITY RATING FOR SHORT-TERM STATE AND MUNICIPAL NOTES IS DEFINED AS FOLLOWS:

SP-1- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                                THE VALIANT FUND
                               1776 Heritage Drive
                             North Quincy, MA 02171

The Valiant Fund (the "Trust") is an open-end investment company comprised of four separate investment portfolios (the "Portfolios") offering Class A shares, Class B shares, Class C shares and Class D shares:

U.S. TREASURY MONEY MARKET PORTFOLIO        GENERAL MONEY MARKET PORTFOLIO
U.S. TREASURY INCOME PORTFOLIO              TAX-EXEMPT MONEY MARKET PORTFOLIO

The investment objective of each Portfolio is to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. The Tax-Exempt Money Market Portfolio seeks primarily income exempt from federal income tax. The Trust offers banks and other institutional investors an economical and convenient means of investing in professionally managed money market funds.

The Trust offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes of shares are identical, except as to the services offered to and the expenses borne by each class. Class B shares, Class C shares and Class D shares each bear certain costs pursuant to their respective Distribution and Shareholder Servicing Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). THIS PROSPECTUS RELATES ONLY TO CLASS C SHARES.

Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"),
1-800-828-2176.


This Prospectus sets forth concisely the information about the Trust that a prospective investor ought to know before investing. Please read it carefully and retain it for future reference. Certain additional information is contained in a Statement of Additional Information ("SAI") dated December 19, 1997, as revised from time to time, which has been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available upon request and without charge by calling the Distributor at the telephone number shown above.


INVESTMENTS IN THE PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         PROSPECTUS - DECEMBER 19, 1997

                                      CONTENTS

Expense Information. . . . . . . . . . . . . . . . . . . . . . . . . . .   3
Investment Objectives and Policies . . . . . . . . . . . . . . . . . . .   5
Who Should Invest. . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
Purchases and Redemptions. . . . . . . . . . . . . . . . . . . . . . . .   7
Management of the Portfolios . . . . . . . . . . . . . . . . . . . . . .   9
Management Fees and Other Expenses . . . . . . . . . . . . . . . . . . .   9
Valuation of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .   11
Distributions and Taxes. . . . . . . . . . . . . . . . . . . . . . . . .   11
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . .   13
Organization and Capitalization of the Trust . . . . . . . . . . . . . .   13
Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . .   14
Certain Investment Strategies, Policies and Risk Considerations. . . . .   14
Appendix . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19

                                                          EXPENSE INFORMATION


                                    U.S. TREASURY MONEY    U.S. TREASURY    GENERAL MONEY    TAX-EXEMPT MONEY
                                          MARKET               INCOME          MARKET           MARKET
                                       PORTFOLIO**           PORTFOLIO**     PORTFOLIO**      PORTFOLIO**
                                       -----------           -----------     -----------      ------------
                                          Class C              Class C         Class C          Class C
Shareholder
Transaction Expenses
----------------------

Sales Load Imposed
on Purchases                               None                None             None            None

Sales Load Imposed
on Reinvested
Dividends                                  None                None             None            None

Deferred Sales Load                        None                None             None            None

Redemption Fees                            None                None             None            None

Annual Fund
Operating Expenses
(as a percentage of
average net assets)
-----------------------

Management Fees                           0.20%                0.20%            0.20%           0.20%

12b-1 Fees*                               0.40%                0.40%            0.40%           0.40%

Other Expenses (after expense
reimbursement)                            0.00%                0.00%            0.00%           0.00%
                                          -----                -----            -----           -----

Total Fund Operating
Expenses (after expense
reimbursement)                            0.60%                0.60%            0.60%           0.60%
                                          -----                -----            -----           -----
                                          -----                -----            -----           -----

----------------------------
* The Trust has adopted a Distribution and Shareholder Servicing Plan for the Class C Shares (the "Plan"). Payments under the Plan are authorized at the rate of 0.40% of the average daily net assets. See "Management Fees and Other Expenses" for further information on the Plan.


**As of the date of this Prospectus, the Class C shares of each of the Portfolios have not commenced operations.


Four classes of shares of the Trust are being offered by each Portfolio:
Class A, Class B, Class C and Class D shares. The classes are identical, except that Class B shares, Class C shares and Class D shares are subject to differing annual distribution and service fees. Class A shares are currently not subject to an annual distribution and service fee. The Class B, Class C and Class D shares' distribution and service fees will cause the Class B, Class C and Class D shares to have a higher expense ratio and to pay lower dividends than Class A shares, the Class C and Class D shares to have a higher expense ratio and to pay lower dividends than the Class B shares, and the Class D shares to have a higher expense ratio and to pay lower dividends than the Class C shares. This Prospectus describes only the Class C shares. An investor may obtain prospectuses relating to the Class A and Class B shares and Class D shares, respectively, by calling the Distributor at 1-800-828-2176.

The purpose of this table is to assist an investor in understanding the various costs and expenses that the investor will bear directly or indirectly. Management fees are paid by each Portfolio to Integrity Management & Research, Inc. (the "Manager") for managing its investments and business affairs. All operating expenses are paid by each Portfolio and are not charged directly to an investor's account. There are no sales or redemption fees. However, certain institutional investors may charge their customers fees in addition to those described herein. See "Purchases and Redemptions." The Manager has declared voluntary expense limitations for the Class C shares of each Portfolio of 0.60% of average daily net assets of Class C shares. The Manager will voluntarily reimburse any expenses above the expense limitations. Although as of the date of this Prospectus the Class C shares of each of the Portfolios have not commenced operations based on the experience of the Class A shares of those Portfolios without the effect of the expense reimbursements: "Other Expenses" and "Total Operating Expenses" would be 0.03% and 0.78%, respectively, for the U.S. Treasury Income Portfolio and 0.00% and 0.60%, respectively, for each of the other Portfolios. The expense limitations are voluntary but will remain in effect through December 1998. The expense limitations may be removed at any time thereafter with 90 days' prior notice to existing shareholders.
Non-recurring or extraordinary expenses are generally excluded in the determination of expense ratios of the Portfolios for purposes of determining any required expense reimbursement. Quotations of yield for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. For more information, see "Management Fees and Other Expenses," and "Purchases and Redemptions."


EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.


                                      1 Year    3 Years   5 Years   10 Years
U.S. Treasury Money Market Portfolio    $6        $19       $34       $75
U.S. Treasury Income Portfolio          $6        $19       $34       $75
General Money Market Portfolio          $6        $19       $34       $75
Tax-Exempt Money Market Portfolio       $6        $19       $34       $75


THE EXAMPLES ARE BASED ON ASSUMED PERFORMANCE LEVELS AND SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                          INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Portfolio is to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. The Tax-Exempt Money Market Portfolio seeks primarily income exempt from federal income tax. There is no assurance that a Portfolio will achieve its investment objective. A Portfolio's investment objective is fundamental and may not be changed at any time without shareholder approval. Unless otherwise indicated, a Portfolio's investment policies are not fundamental and may be changed at any time without shareholder approval. As a matter of non-fundamental policy, the Portfolios will only purchase securities, in addition to U.S. Government Obligations (as defined below), that are rated in the highest category by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, are determined by the sub-adviser to be of equivalent quality. (See "Management of the Portfolios" for information about the sub-adviser, and see the Appendix for a description of NRSRO ratings.)

THE U.S. TREASURY MONEY MARKET PORTFOLIO invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities ("U.S. Government Obligations") which are backed by the full faith and credit of the United States and repurchase agreements collateralized by such U.S. Government Obligations. Under normal market conditions, at least 65% of its total assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. Income earned from U.S. Government Obligations is generally exempt from state and local income tax. Income earned from repurchase agreement transactions generally is not exempt from state and local income tax. (See "Distributions and Taxes.")

The U.S. Treasury Money Market Portfolio has been rated "AAAm" by Standard & Poor's Corporation ("S&P") and "Aaa" by Moody's Investors Service, Inc. ("Moody's"). Such quality rating is based on, among other things, an analysis of the Portfolio's investment strategies, operational policies and management. S&P and Moody's also may undertake an ongoing analysis and assessment of these criteria in order to update the Portfolio's rating.

THE U.S. TREASURY INCOME PORTFOLIO invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the United States, the interest income from which generally will not be subject to state income tax. (See "Distributions and Taxes.") Under normal market conditions, at least 65% of its total assets will be invested in U.S. Treasury obligations such as U.S. Treasury bills, notes and bonds.

THE GENERAL MONEY MARKET PORTFOLIO invests in U.S. dollar-denominated short-term debt securities including:

 -- Obligations of domestic and foreign banks or thrift organizations (such as bankers' acceptances, time deposits and certificates of deposit);

 -- Corporate debt obligations, including commercial paper, notes and bonds with remaining maturities of 397 days or less;

 -- U.S. Government Obligations and repurchase agreements backed by U.S. Government Obligations; and

 --  Cash.

More than 25% of the value of the total assets of the Portfolio may be invested in domestic banking industry obligations. The Portfolio may purchase securities that are subject to restrictions on resale.

THE TAX-EXEMPT MONEY MARKET PORTFOLIO invests in high-quality, short-term, fixed, variable or floating rate municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments ("Municipal Securities").

Municipal Securities are obligations issued by or on behalf of state and local governments and public authorities (including states, territories and possessions of the United States, the District of Columbia, cities, counties, municipalities, municipal agencies and regional districts and their political subdivisions, agencies, authorities and instrumentalities), the interest from which, in the opinion of bond counsel for the issuers of the obligations at the time of their issuance, is exempt from federal income tax.

The Portfolio's investments in Municipal Securities may include tax, revenue and bond anticipation notes; tax-exempt commercial paper; and general obligation or revenue bonds (including securities such as municipal lease obligations and resource recovery bonds). The Portfolio may purchase obligations that are subject to restrictions on resale. The Portfolio will not invest in Municipal Securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals (known as "private activity obligations").

Municipal Securities are issued to raise money for various public purposes, including general purpose financing for state and local governments as well as financing for specific projects or public facilities. Municipal Securities may be backed by the full taxing power of a municipality or by the revenues from a specific project or the credit of a private organization. Some Municipal Securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks.

Distributions from the Tax-Exempt Money Market Portfolio will in general be exempt from regular federal income taxes. As a temporary defensive measure, when market conditions so warrant, the Tax-Exempt Money Market Portfolio may invest its assets without limitation in any of the money market instruments which are permissible investments for the General Money Market Portfolio. To the extent that the Tax-Exempt Money Market Portfolio earns taxable income from any of its investments, the income would be distributed as a taxable dividend.

                              WHO SHOULD INVEST

Each Portfolio is designed exclusively for investment of short-term monies held by banks and other institutional investors.

The advantages offered by the Portfolios include large scale purchasing power and diversification, which can help avoid the greater expense of executing a large number of small transactions. Each Portfolio also makes it possible for institutional investors to participate in a more diversified portfolio than the size of their investments might otherwise permit. Also, investment in the Portfolios can relieve institutions of many management and administrative burdens usually associated with the direct purchase and sale of money market instruments, including: selecting portfolio investments, obtaining favorable terms at which to buy and sell, scheduling and monitoring maturities and reinvestments, safe-keeping of securities, and portfolio recordkeeping.

It should be noted that the Portfolios are not FDIC insured.

                      PURCHASES AND REDEMPTIONS

PURCHASES

Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

The minimum initial investment in each Portfolio is $1,000,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent investments may be in any amount. If an account balance falls below $100,000 due to redemption, the Portfolio may close the account. Investors will be notified if the minimum balance is not being maintained and will be allowed 30 days to make additional investments before the account is closed. Any involuntary redemptions will be effected at the price at 3:00 p.m. (Eastern time) for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio and at noon (Eastern time) for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio.

Purchase orders must be transmitted to the Portfolio's transfer agent, State Street Bank and Trust Company (the "Transfer Agent"). Each Portfolio requires advance notification of all wire purchases. Purchases may be made only by wire.

A purchase order for shares in the U.S. Treasury Money Market Portfolio or General Money Market Portfolio received by the Transfer Agent by 3:00 p.m. (Eastern time), or for shares in the U.S. Treasury Income Portfolio or the Tax-Exempt Money Market Portfolio received by the Transfer Agent by noon (Eastern time), on a day the New York Stock Exchange ("NYSE") and both the Boston and New York Federal Reserve Banks are open ("Business Day") will be executed at the net asset value per share next determined after receipt of the order and will receive the dividend declared on the day of purchase, provided that the Trust's Custodian, State Street Bank and Trust Company, receives the wire by the close of the Federal Reserve wire system on that
Business Day.   See "Valuation of Shares."

Each Portfolio reserves the right to reject any purchase order. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio. Purchases by exchange are not permitted.

REDEMPTIONS

Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the net asset value next calculated after the Transfer Agent has received the redemption request. If an account is closed, any accrued dividends will be paid within 10 days of the beginning of the following month.

Shares may be redeemed, and the redemption proceeds wired, on the same day if telephone redemption instructions are received by the Transfer Agent by 3:00 p.m. (Eastern time) on the day of redemption for the U.S. Treasury Money Market Portfolio and for the General Money Market Portfolio, or by noon (Eastern time) on the day of redemption for the U.S. Treasury Income Portfolio and for the Tax-Exempt Money Market Portfolio. Shares redeemed and wired on the same day will not receive the dividend declared on the day of redemption. A shareholder whose redemption instructions are received by the Transfer Agent after 3:00 p.m. (Eastern time) with respect to the U.S. Treasury Money Market Portfolio or General Money Market Portfolio or after noon (Eastern time) with respect to the U.S. Treasury Income Portfolio or the Tax-Exempt Money Market Portfolio will receive the dividend declared on the day on which the redemption instructions were received and will receive wired redemption proceeds on the next Business Day. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, State Street Bank and Trust Company, at P.O. Box 1978, Boston, Massachusetts 02105.

If making immediate payment of redemption proceeds could adversely affect a Portfolio, shareholders may be paid up to seven days after receipt of the redemption request. Also, when the NYSE or either the Boston or New York Federal Reserve Bank is closed (or when trading is restricted) for any reason other than its respective customary weekend or holiday closing, or under any emergency circumstances as determined by the Securities and Exchange Commission ("SEC") to merit such action, redemption or payment may be suspended or postponed.

Shares also may be redeemed by mail by submitting an order addressed to: The Valiant Fund, P.O. Box 1978, Boston, Massachusetts 02105. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

The Trust reserves the right to refuse a wire or telephone redemption if the Manager or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

ADDITIONAL INFORMATION

SHAREHOLDER SERVICES

Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

To allow the Portfolios to be managed effectively, shareholders are urged to initiate all trades (investments and redemptions of shares) as early in the day as possible and to notify the Trust by calling the Transfer Agent at least one day in advance of trades in excess of $10,000,000. In making trade requests, the name of the shareholder and the account number(s) must be supplied.

STATEMENTS AND REPORTS

Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. A statement with tax information will be mailed by January 31st following each tax year and also will be filed with the Internal Revenue Service. At least twice a year, shareholders will receive the Portfolios' financial statements.

                             MANAGEMENT OF THE PORTFOLIOS

The overall responsibility for supervision of the affairs of the Trust vests in the Board of Trustees of the Trust. The Manager is responsible for the management of the Trust's day-to-day business affairs and has general responsibility for the management of the investments of the Portfolios. The Manager, at its expense, has contracted with David L. Babson & Co. Inc. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").


Richard F. Curcio, who is the Manager's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls all of the outstanding shares of common stock of the Manager. Mr. Curcio has 18 years of experience in mutual fund industry marketing, sales and operations. Located at 1800 Second Street, Suite 757, Sarasota, Florida 34236, the Manager was organized in Florida on September 24, 1992.


The Sub-Adviser, a Massachusetts corporation, is located at One Memorial Drive, Cambridge, Massachusetts 02142. Founded in 1940, the Sub-Adviser provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, banks and other organizations, and also serves as the investment adviser to The Babson Funds (a family of mutual funds). The Sub-Adviser is a subsidiary of Massachusetts Mutual Life Insurance Company.

The Sub-Adviser is authorized to make investment decisions and engage in portfolio transactions on behalf of the Trust, subject to such general or specific instructions as may be given by the Trustees and/or the Manager. The payment of fees to the Sub-Adviser is the sole responsibility of the Manager.

                          MANAGEMENT FEES AND OTHER EXPENSES

Under its Management Agreement with the Trust, the Manager performs certain administrative and management services for the Trust and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager or the Sub-Adviser and pays all the Portfolio expenses with the following exceptions: the fees and expenses of those Trustees who are not "interested persons" of the Trust; interest on borrowings; taxes; expenses incurred pursuant to the Trust's distribution and shareholder servicing plans; and such extraordinary nonrecurring expenses as may arise, including litigation to which the Trust may be a party.

For its services to the Portfolios, the Manager receives fees paid monthly and computed at an annual rate of 0.20% of the average daily net asset value of each of the Portfolios. The Manager is solely responsible for the payment of all fees to the Sub-Adviser.

For its services to the Portfolios, the Sub-Adviser is paid by the Manager a monthly fee computed at an annual rate based upon the aggregate average daily net assets of the Trust, as follows: 0.10% of the first $500 million of net assets and 0.05% of net assets over $500 million. The Sub-Adviser has voluntarily agreed to reduce its fees from 0.05% to 0.04% of net assets over $2 billion.

ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator"), 225 Franklin Street, Boston, MA 02110, is the Administrator of the Trust.

The Administrator assists in each Portfolio's administration and operation, including providing office space and various services in connection with the regulatory requirements applicable to each Portfolio. The Administrator may utilize the resources of its affiliates in performing certain of these responsibilities, at no additional cost to the Trust. The Administrator's fee is paid by the Manager.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Integrity Investments, Inc., 1800 Second Street, Suite 757, Sarasota, Florida 34236, is the Trust's Distributor. The Trust has adopted a Distribution and Shareholder Servicing Plan for the Class C Shares (the "Plan") which provides for payment of up to 0.50% of each Portfolio's average daily net assets, the purpose of which is to promote distribution of the Portfolios' shares and to enhance the provision of shareholder services. Payments under the Plan are authorized and will be made at the rate of 0.40% of each Portfolio's average daily net assets for the Class C shares.

Under the Plan, each Portfolio, subject to Trustee authorization, may pay the Distributor a monthly fee to compensate it for expenses it bears and services it provides in the distribution of shares and the provision of shareholder support services. The Plan also provides that certain Service Providers (defined under the Plan as any broker, dealer, bank or other institution) may receive compensation for providing continuing personal services to Shareholders as well as administrative services with respect to shareholder accounts. Such payments are used to compensate the Distributor and any Service Providers for the services outlined above.

The Distributor shall determine the amounts to be paid to Service Providers. Each Service Provider is required to disclose to its clients any compensation payable to it by the Trust pursuant to the Plan and any other compensation payable by its clients in connection with the investment of their assets in Trust shares. The fees payable to the Distributor under the Plan for advertising, marketing and distributing Class C shares and for payments to Service Providers are payable without regard to actual expenses incurred by the Distributor.

The Plan recognizes that the Manager, the Sub-Adviser and the Distributor may use their fees from each Portfolio or other resources to pay expenses associated with activities primarily intended to result in the sale of the shares of the Portfolio. Under its Distribution Agreement with the Trust, the Distributor bears certain distribution-related expenses of the Portfolios, such as the cost and expense of printing and distributing copies of prospectuses which are used in connection with the offering of shares to prospective investors.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

State Street serves as the Trust's custodian ("Custodian") and holds all portfolio securities and cash assets of the Trust. It also calculates net asset value per share and maintains general accounting records for each Portfolio. The Custodian is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street also serves as the Trust's Transfer Agent and dividend disbursing agent and maintains the Trust's shareholder records. State Street's fees are paid by the Manager.

                                 VALUATION OF SHARES

All income, expenses (other than expenses incurred by a class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Net asset value per share is determined as of 3:00 p.m. (Eastern time) for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio and as of noon (Eastern time) for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio. Net asset value per share is determined on each day the NYSE and the Boston and the New York Federal Reserve Banks are open. Currently, the days on which the Trust is closed (other than weekends) are New Year's Day, Martin Luther King, Jr. Day (observed), President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Portfolio, less the Portfolio's liabilities, by the number of outstanding shares of that Portfolio.

The securities owned by each Portfolio are valued based upon the amortized cost method. Pursuant to this method, a security is valued by reference to a Portfolio's acquisition cost as adjusted for amortization of premium or accretion of discount. Although the Trust seeks to maintain the net asset value per share of each Portfolio at $1.00, there can be no assurance that the net asset value per share will not vary.

                               DISTRIBUTIONS AND TAXES

   Dividends out of net investment income will be declared daily and paid monthly. Dividends for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio are declared at 3:00 p.m. (Eastern time) to shareholders of record at that time, and dividends for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio are declared at noon (Eastern time) to shareholders of record at that time. Distributions of net long-term capital gains and disposition gain, if any, for the year are made annually. All income dividends are paid in cash and will automatically be made by wire to institutional investors, which may elect to reinvest them in additional shares.

Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As regulated investment companies, the Portfolios will not be subject to federal income taxes on the net investment income and long-term capital gains that are distributed to shareholders or deemed to have been distributed to shareholders.

Dividends derived from net investment income for the U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio and General Money Market Portfolio and from short-term capital gains, if any, are taxable to each such Portfolio's shareholders, unless they are exempt from Federal income taxes, as ordinary income. Distributions are taxable when they are paid, except that distributions declared in October, November or December and paid in January of the following year are taxable as if paid on December 31st.

Distributions of tax-exempt income by the Tax-Exempt Money Market Portfolio are not subject to regular federal income taxes. If the Tax-Exempt Money Market Portfolio earns federally taxable income from any of its investments, it will be distributed as a taxable dividend. The Portfolio does not intend to invest in Municipal Securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals (known as "private activity obligations").

Since all investment income is expected to be derived from earned interest, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations.

OTHER TAX INFORMATION

The information above is only a summary of some of the tax consequences generally affecting each Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal tax, distributions may be subject to state and local taxes. Shareholders should make their own determination whether a Portfolio is suitable for investment given their particular situation.

State law varies on whether mutual fund dividends that are derived in whole or in part from interest on U.S. Government Obligations are exempt from state income taxation. The Portfolios will provide shareholders annually with information relating to the composition of their distributions to permit shareholders to determine whether and to what extent the dividend income they receive from the Portfolio may be exempt from their state's income tax. Shareholders should consult their tax adviser as to whether any portion of the dividends they receive from the Portfolio is exempt from state income taxes and on any other specific questions concerning state or federal tax treatment.

Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders by January 31st following each tax year.

When an investor signs its account application, it will be asked to certify that its taxpayer identification number is correct and that it is not subject to backup withholding for failing to report income to the Internal Revenue Service ("IRS"). If the investor does not comply with IRS regulations, the IRS can require each Portfolio to withhold a percentage of distributions.

                           PERFORMANCE INFORMATION

From time to time each Portfolio may advertise its current yield and effective yield for each class of shares in advertisements or in reports or other communications with shareholders. A Portfolio's performance may be compared to other investments or relevant indices.

Both yield figures are based on historical earnings and are not intended to indicate future performance. Each Portfolio's current yield for a class of shares refers to the net income generated by an investment in that class over a seven-day period expressed as an annual percentage rate. In addition to the current yield, each Portfolio may quote yields in advertising based on any historical seven-day period. The effective yield assumes that the income earned from the investment is reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect on this assumed reinvestment.

The Tax-Exempt Money Market Portfolio also may quote its tax equivalent yield and tax equivalent effective yield, which shows the taxable yield or taxable effective yield an investor would have to earn, before taxes, to equal the Portfolio's tax-free yield or tax-free effective yield. When a tax equivalent yield or tax equivalent effective yield is calculated, the yield is increased using a stated income tax rate. See the SAI for more information concerning performance calculations.

                     ORGANIZATION AND CAPITALIZATION OF THE TRUST

The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated January 29, 1993 (the "Trust Declaration"). A copy of the Trust Declaration is on file with the Secretary of The Commonwealth of Massachusetts. The Trust, a diversified, open-end management investment company, is not required to hold annual meetings of shareholders and does not intend to hold shareholder meetings unless required by the 1940 Act. Holders of shares representing 10% or more of the outstanding shares of the Trust may call a meeting for the purpose of voting on the removal of one or more Trustees. Special meetings may be called for the purpose of conducting specific items of Trust business.

Shareholders receive one vote for each dollar (or a proportionate fractional vote for each fraction of a dollar) of net asset value per share owned. The shares of each Portfolio are classified into four classes. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Holders of a particular class will have the exclusive right to vote on matters submitted to shareholders pertaining only to that class. Pursuant to the Trust Declaration, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust, subject to receipt of any required regulatory approval. Shareholders may direct any questions they may have about the Trust to the Distributor at 1-800-828-2176.


Any person or organization owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940
Act) such Portfolio. As of November 20, 1997 Sun Bank National Association, P.O. Box 105504, Atlanta, GA 30348 owned a controlling interest in the U.S. Treasury Money Market Portfolio; First Union National Bank, 1525 West Wt. Harris Boulevard, Charlotte, NC 28288 owned a controlling interest in the General Money Market Portfolio and Tax-Exempt Money Market Portfolio; and Integrity Investments, Inc., 1800 Second Street, Sarasota, FL 34236 owned a controlling interest in the U.S. Treasury Income Portfolio.

The Trust has adopted a code of ethics which contains a policy on personal securities transactions by "access persons." That policy complies, in all material respects, with the recommendations of the Investment Company Institute.

                               INVESTMENT RESTRICTIONS

The following is a description of certain investment restrictions which are fundamental and may not be changed with respect to a Portfolio without the approval of a majority of the outstanding shares of the Portfolio. For a description of certain other investment restrictions, reference should be made to the SAI. The restrictions do not apply to U.S. Government Obligations.

1. No Portfolio will invest 25% or more of the value of its total assets in a particular industry, except that up to 100% of the assets of the General Money Market Portfolio may be invested in domestic banking industry obligations.

2. As to 75% of the value of its total assets, a Portfolio will not invest more than 5% of the value of its total assets in the securities of any one issuer or acquire more than 10% of the voting securities of any issuer; the remaining 25% of the assets may be invested in the securities of one or more issuers without regard to such limitations.

3. Under normal market conditions, at least 80% of the value of the Tax-Exempt Money Market Portfolio's total assets will be invested in Municipal Securities.

These limitations apply as of the time of purchase. If through market action the percentage limitations are exceeded, the Portfolios will not be required to reduce the amount of their holdings in such investments.

The General Money Market Portfolio operates in accordance with a non-fundamental operating policy which complies with Rule 2a-7 promulgated under the 1940 Act and is more restrictive than investment restriction number 2 above. Under Rule 2a-7 the Portfolio may not (with certain exceptions) invest more than 5% of its total assets in the securities of a single issuer.
 See "Investment Policies and Limitations" in the SAI.

           CERTAIN INVESTMENT STRATEGIES, POLICIES AND RISK CONSIDERATIONS

QUALITY AND MATURITY

Each Portfolio may purchase only high quality obligations that the Sub-Adviser believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government Obligation; or rated in accordance with applicable rules in one of the two highest rating categories for short-term obligations by at least two NRSROs (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by the Sub-Adviser. As a matter of non-fundamental policy, the Portfolios will only purchase securities, in addition to U.S. Government Obligations, that are rated in the highest rating category by at least one NRSRO or, if unrated, are determined to be of equivalent quality. (See the Appendix for a description of NRSRO ratings).

Each Portfolio must limit its investments to obligations with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less.

Each Portfolio's ability to achieve its investment objective depends, at least in part, on the quality and maturity of its investments. The Portfolios invest in high quality obligations, but an investment in any of the Portfolios involves risks. Although each Portfolio's policies are designed to maintain a stable net asset value of $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value were substantial, a Portfolio's net asset value could deviate from $1.00.

Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

AFFILIATED BANK TRANSACTIONS

Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the 1940 Act. Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one NRSRO (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal Securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.

REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements
extending for more than seven days.   If a seller defaults on the obligation
to repurchase, the Portfolios may incur a loss or other costs.

REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.
Municipal Securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

LENDING OF SECURITIES

For the purpose of realizing additional income, the Portfolios may lend portfolio securities to broker-dealers or financial institutions up to not more than 10% of their respective total assets taken at current value. While any such loan is outstanding, each such Portfolio will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or fees from the borrower. Each Portfolio will have a right to call each loan and obtain the securities. Lending portfolio securities involves certain risks, including possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made in accordance with guidelines established by the Board of Trustees.

LETTERS OF CREDIT

Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for Municipal Securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

ZERO COUPON BONDS

Each Portfolio may purchase zero coupon bonds. Regular interest payments are not made on zero coupon bonds; instead these bonds are sold at a deep discount from their face value and are redeemed at face value when they mature. Each Portfolio will purchase only those zero coupon bonds which have a remaining maturity of one year or less. As a result, such bonds are expected to pay out a return on a regular basis as they mature. Because zero coupon bonds do not pay current income, their prices tend to be more volatile in response to interest rate changes than bonds which pay interest regularly. In calculating its daily dividend, a Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

A broker-dealer creates a derivative zero coupon bond by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zero coupon bonds.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation and the Financing Corporation can also be separated in this fashion.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations are debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Obligations are backed by the full faith and credit of the United States. Obligations may be supported only by the agency's right to borrow money from the U.S. Treasury under certain circumstances or by the credit of the agency. There is no guarantee that the U.S. Government will support these types of obligations, and therefore they involve more risk than U.S. Government Obligations backed by the full faith and credit of the United States.

VARIABLE AND FLOATING RATE INSTRUMENTS

Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The Portfolios' Sub-Adviser, on behalf of the Manager, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

MUNICIPAL LEASE OBLIGATIONS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO
ONLY)

Municipal lease obligations are issued by a state and local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and the interest payable on these obligations may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Such risk of non-appropriation is unique to municipal lease obligations. The SEC Staff has taken the position that open-end investment companies may treat these obligations as liquid under guidelines established by the Board of Trustees. Determination concerning the liquidity and proper valuation of these obligations will include: the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of potential buyers, the willingness of dealers to make a market in the securities, the nature of the marketplace trades and the likelihood that its marketability will be maintained throughout the time the instrument is held by the Portfolio. The Board will be responsible for determining the credit quality of any unrated lease obligations held by the Portfolio, on an ongoing basis, including an assessment of the likelihood that the lease will not be cancelled. The high quality municipal lease obligations in which the Tax-Exempt Money Market Portfolio intends to invest generally are not expected by the Board to present liquidity risks. Lease obligations will be valued based on a standard spread that relates to general obligation securities whose value is determined using a pricing service. Certificates of participation in municipal lease obligations or installment sales contracts entitle the holder to a proportionate interest in the lease-purchase payments made. Certificates of participation typically are issued by municipalities and by banks and other financial institutions.

MUNICIPAL SECURITIES (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Municipal Securities include general obligation securities, which are backed by the full taxing power of a municipality, or revenue securities, which are backed by the revenues of a specific tax, project or facility. Resource recovery bonds, a type of revenue obligation, are used to finance the construction of waste burning facilities. Such bonds may be subject to special risks because the project uses technology or an economic plan that is not yet proven, or requires operating permits from environmental authorities.
 Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk. Tax and revenue anticipation notes are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes.

Although the Tax-Exempt Money Market Portfolio presently does not intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one security would likewise affect the other Municipal Securities. To the extent that the Portfolio's assets are concentrated in Municipal Securities that are so related, the Portfolio will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Portfolio's assets were not so concentrated.

RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

SPECIAL CONSIDERATIONS OF FOREIGN INVESTMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks. Euro and Yankee dollar investments involve risks that are different from investments in securities of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Although the Sub-Adviser carefully considers these factors when making investments, and subject to its policy on concentration, the Portfolio does not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country. The Portfolio will not invest 25% or more of its assets in Euro and Yankee dollar investments and obligations of foreign branches of foreign banks.

APPENDIX

NRSRO RATINGS

Description of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") commercial paper and bond ratings:

SHORT-TERM DEBT RATINGS

MOODY'S EMPLOYS THREE DESIGNATIONS, ALL JUDGED TO BE INVESTMENT GRADE, TO INDICATE THE RELATIVE REPAYMENT CAPACITY OF RATED ISSUERS. THE HIGHEST DESIGNATION IS AS FOLLOWS:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  - Leading market positions in well-established industries.
  - High rates of return on funds employed.
  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

S&P SHORT-TERM DEBT RATINGS ARE GRADED INTO FOUR CATEGORIES, RANGING FROM "A" FOR THE HIGHEST QUALITY OBLIGATIONS TO "D" FOR THE LOWEST. THE HIGHEST RATINGS IN THE "A" CATEGORY ARE DESCRIBED AS FOLLOWS:

"A"-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

"A-1"-This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

MUNICIPAL OBLIGATIONS

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in short-term borrowing risk are of lesser importance in the long run. The highest MIG quality rating is defined as follows:

MIG-1-Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

A short-term rating may also be assigned to an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. A VMIG-1 rating carries the same definition as MIG-1.

S&P'S HIGHEST QUALITY RATING FOR SHORT-TERM STATE AND MUNICIPAL NOTES IS DEFINED AS FOLLOWS:

SP-1- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                                THE VALIANT FUND
                               1776 Heritage Drive
                             North Quincy, MA 02171

The Valiant Fund (the "Trust") is an open-end investment company comprised of four separate investment portfolios (the "Portfolios") offering Class A shares, Class B shares, Class C shares and Class D shares:

U.S. TREASURY MONEY MARKET PORTFOLIO        GENERAL MONEY MARKET PORTFOLIO
U.S. TREASURY INCOME PORTFOLIO              TAX-EXEMPT MONEY MARKET PORTFOLIO

The investment objective of each Portfolio is to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. The Tax-Exempt Money Market Portfolio seeks primarily income exempt from federal income tax. The Trust offers banks and other institutional investors an economical and convenient means of investing in professionally managed money market funds.

The Trust offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes of shares are identical, except as to the services offered to and the expenses borne by each class. Class B shares, Class C shares and Class D shares each bear certain costs pursuant to their respective Distribution and Shareholder Servicing Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). THIS PROSPECTUS RELATES ONLY TO CLASS D SHARES.

Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.

This Prospectus sets forth concisely the information about the Trust that a prospective investor ought to know before investing. Please read it carefully and retain it for future reference. Certain additional information is contained in a Statement of Additional Information ("SAI") dated December 19, 1997, as revised from time to time, which has been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available upon request and without charge by calling the Distributor at the telephone number shown above.

INVESTMENTS IN THE PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS - DECEMBER 19, 1997

                                    CONTENTS


Expense Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . .6
Who Should Invest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
Purchases and Redemptions  . . . . . . . . . . . . . . . . . . . . . . . . .8
Management of the Portfolios . . . . . . . . . . . . . . . . . . . . . . . 10
Management Fees and Other Expenses . . . . . . . . . . . . . . . . . . . . 10
Valuation of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
Distributions and Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . 12
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . . 14
Organization and Capitalization of the Trust . . . . . . . . . . . . . . . 14
Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . 15
Certain Investment Strategies, Policies and Risk Considerations. . . . . . 15
Appendix . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

                                              EXPENSE INFORMATION

                                 U.S. TREASURY MONEY   U.S. TREASURY        GENERAL MONEY      TAX-EXEMPT MONEY
                                       MARKET              INCOME              MARKET              MARKET
                                     PORTFOLIO           PORTFOLIO**         PORTFOLIO**         PORTFOLIO**
                                     ---------           ---------           ---------           ---------
                                      Class D             Class D             Class D             Class D
Shareholder
Transaction Expenses
--------------------
Sales Load Imposed
on Purchases                           None                None                None                None

Sales Load Imposed
on Reinvested
Dividends                              None                None                None                None

Deferred Sales Load                    None                None                None                None

Redemption Fees                        None                None                None                None

Annual Fund
Operating Expenses
(as a percentage of
average net assets)
-------------------
Management Fees                        0.20%               0.20%               0.20%               0.20%

12b-1 Fees*                            0.50%               0.50%               0.50%               0.50%

Other Expenses (after expense
reimbursement)                         0.00%               0.00%               0.00%               0.00%
                                       -----               -----               -----               -----

Total Fund Operating
Expenses (after expense
reimbursement)                         0.70%               0.70%               0.70%               0.70%
                                       -----               -----               -----               -----
                                       -----               -----               -----               -----


_____________________________________
* The Trust has adopted a Distribution and Shareholder Servicing Plan for the Class D Shares (the "Plan"). Payments under the Plan are authorized at the rate of 0.50% of the average daily net assets. See "Management Fees and Other Expenses" for further information on the Plan.

**As of the date of this Prospectus, the Class D shares of General Money Market Portfolio, U.S. Treasury Income Portfolio and Tax-Exempt Portfolio have not commenced operations.

Four classes of shares of the Trust are being offered by each Portfolio: Class A, Class B, Class C and Class D shares. The classes are identical, except that Class B shares, Class C shares and Class D shares are subject to differing annual distribution and service fees. Class A shares are currently not subject to an annual distribution and service fee. The Class B, Class C and Class D shares' distribution and service fees will cause the Class B, Class C and Class D shares to have a higher expense ratio and to pay lower dividends than Class A shares, the Class C and Class D shares to have a higher expense ratio and to pay lower dividends than the Class B shares, and the Class D shares to have a higher expense ratio and to pay lower dividends than the Class C shares. This Prospectus describes only the Class D shares. An investor may obtain prospectuses relating to the Class A and Class B shares and Class C shares, respectively, by calling the Distributor at 1-800-828-2176.

The purpose of this table is to assist an investor in understanding the various costs and expenses that the investor will bear directly or indirectly. Management fees are paid by each Portfolio to Integrity Management & Research, Inc. (the "Manager") for managing its investments and business affairs. All operating expenses are paid by each Portfolio and are not charged directly to an investor's account. There are no sales or redemption fees. However, certain institutional investors may charge their customers fees in addition to those described herein. See "Purchases and Redemptions." The Manager has declared voluntary expense limitations for the Class D shares of each Portfolio of 0.70% of average daily net assets of the Class D shares. The Manager will voluntarily reimburse any expenses above the expense limitations. Although as of the date of this Prospectus the Class D shares of General Money Market Portfolio, U.S. Treasury Income Portfolio and Tax-Exempt Portfolio have not commenced operations based on the experience of the Class A shares of those Portfolios without the effect of the expense reimbursements: "Other Expenses" and "Total Operating Expenses" would be 0.03% and 0.88%, respectively, for the U.S. Treasury Income Portfolio and 0.00% and 0.70%, respectively, for each of the other Portfolios. The expense limitations are voluntary but will remain in effect through December 1998. The expense limitations may be removed at any time thereafter with 90 days' prior notice to existing shareholders.
Non-recurring or extraordinary expenses are generally excluded in the determination of expense ratios of the Portfolios for purposes of determining any required expense reimbursement. Quotations of yield for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. For more information, see "Management Fees and Other Expenses," and "Purchases and Redemptions."

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.


                                       1 Year     3 Years  5 Years   10 Years
U.S. Treasury Money Market Portfolio     $7         $22      $39       $87
U.S. Treasury Income Portfolio           $7         $22      $39       $87
General Money Market Portfolio           $7         $22      $39       $87
Tax-Exempt Money Market Portfolio        $7         $22      $39       $87

THE EXAMPLES ARE BASED ON ASSUMED PERFORMANCE LEVELS AND SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                                 FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information is part of the Trust's financial statements which are included in the Trust's Annual Report to Shareholders and incorporated by reference in the SAI. As of the date of this Prospectus, General Money Market Portfolio, U.S. Treasury Income Portfolio and Tax-Exempt Portfolio had not commenced Class D Shares operations. The following information should be read in conjunction with the financial statements and notes thereto.

                     U.S. TREASURY MONEY MARKET PORTFOLIO-CLASS D

                    For a share outstanding throughout the period.

                                           YEAR ENDED    PERIOD ENDED
                                             8/31/97      8/31/96(1)
                                             -------      -------
Net asset value, beginning of period......... $1.000       $1.000
                                              ------       ------
Income from investment operations:
      Net investment income..................   0.047       0.015
                                              ------       ------
Less distributions:
      Dividends from net investment income...   (0.047)    (0.015)
                                              ------       ------
Net asset value, end of period...............   $1.000     $1.000
                                              ------       ------
                                              ------       ------
Total return (a) ............................    4.78%      1.55%

Ratios/supplemental data:
Net assets, end of period (000's)............ $101,401    $35,549
Ratios to average net assets:
    Net investment income....................    4.69%      4.68%(b)
    Operating expenses ......................    0.70%      0.70%(b)
    Operating expenses  before
    reimbursements/waivers...................    0.70%      0.70%(b)

_______________
(1)  The Portfolio commenced Class D shares operations on May 1, 1996.
(a) Total return for period less than one year is not annualized and had the Manager not reimbursed and waived certain expenses, total return would have been lower.
(b)  Annualized.

                        INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Portfolio is to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. The Tax-Exempt Money Market Portfolio seeks primarily income exempt from federal income tax. There is no assurance that a Portfolio will achieve its investment objective. A Portfolio's investment objective is fundamental and may not be changed at any time without shareholder approval. Unless otherwise indicated, a Portfolio's investment policies are not fundamental and may be changed at any time without shareholder approval. As a matter of non-fundamental policy, the Portfolios will only purchase securities, in addition to U.S. Government Obligations (as defined below), that are rated in the highest category by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, are determined by the sub-adviser to be of equivalent quality. (See "Management of the Portfolios" for information about the sub-adviser, and see the Appendix for a description of NRSRO ratings.)

THE U.S. TREASURY MONEY MARKET PORTFOLIO invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities ("U.S. Government Obligations") which are backed by the full faith and credit of the United States and repurchase agreements collateralized by such U.S. Government Obligations. Under normal market conditions, at least 65% of its total assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. Income earned from U.S. Government Obligations is generally exempt from state and local income tax. Income earned from repurchase agreement transactions generally is not exempt from state and local income tax. (See "Distributions and Taxes.")

The U.S. Treasury Money Market Portfolio has been rated "AAAm" by Standard & Poor's Corporation ("S&P") and "Aaa" by Moody's Investors Service, Inc. ("Moody's"). Such quality rating is based on, among other things, an analysis of the Portfolio's investment strategies, operational policies and management. S&P and Moody's also may undertake an ongoing analysis and assessment of these criteria in order to update the Portfolio's rating.

THE U.S. TREASURY INCOME PORTFOLIO invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the United States, the interest income from which generally will not be subject to state income tax. (See "Distributions and Taxes.") Under normal market conditions, at least 65% of its total assets will be invested in U.S. Treasury obligations such as U.S. Treasury bills, notes and bonds.

THE GENERAL MONEY MARKET PORTFOLIO invests in U.S. dollar-denominated short-term debt securities including:

  -- Obligations of domestic and foreign banks or thrift organizations (such as bankers' acceptances, time deposits and certificates of deposit);

  -- Corporate debt obligations, including commercial paper, notes and bonds with remaining maturities of 397 days or less;

  -- U.S. Government Obligations and repurchase agreements backed by U.S. Government Obligations; and

  --  Cash.

More than 25% of the value of the total assets of the Portfolio may be invested in domestic banking industry obligations. The Portfolio may purchase securities that are subject to restrictions on resale.

THE TAX-EXEMPT MONEY MARKET PORTFOLIO invests in high-quality, short-term, fixed, variable or floating rate municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments ("Municipal Securities").

Municipal Securities are obligations issued by or on behalf of state and local governments and public authorities (including states, territories and possessions of the United States, the District of Columbia, cities, counties, municipalities, municipal agencies and regional districts and their political subdivisions, agencies, authorities and instrumentalities), the interest from which, in the opinion of bond counsel for the issuers of the obligations at the time of their issuance, is exempt from federal income tax.

The Portfolio's investments in Municipal Securities may include tax, revenue and bond anticipation notes; tax-exempt commercial paper; and general obligation or revenue bonds (including securities such as municipal lease obligations and resource recovery bonds). The Portfolio may purchase obligations that are subject to restrictions on resale. The Portfolio will not invest in Municipal Securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals (known as "private activity obligations").

Municipal Securities are issued to raise money for various public purposes, including general purpose financing for state and local governments as well as financing for specific projects or public facilities. Municipal Securities may be backed by the full taxing power of a municipality or by the revenues from a specific project or the credit of a private organization. Some Municipal Securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks.

Distributions from the Tax-Exempt Money Market Portfolio will in general be exempt from regular federal income taxes. As a temporary defensive measure, when market conditions so warrant, the Tax-Exempt Money Market Portfolio may invest its assets without limitation in any of the money market instruments which are permissible investments for the General Money Market Portfolio. To the extent that the Tax-Exempt Money Market Portfolio earns taxable income from any of its investments, the income would be distributed as a taxable dividend.

                                  WHO SHOULD INVEST

Each Portfolio is designed exclusively for investment of short-term monies held by banks and other institutional investors.

The advantages offered by the Portfolios include large scale purchasing power and diversification, which can help avoid the greater expense of executing a large number of small transactions. Each Portfolio also makes it possible for institutional investors to participate in a more diversified portfolio than the size of their investments might otherwise permit. Also, investment in the Portfolios can relieve institutions of many management and administrative burdens usually associated with the direct purchase and sale of money market instruments, including: selecting portfolio investments, obtaining favorable terms at which to buy and sell, scheduling and monitoring maturities and reinvestments, safe-keeping of securities, and portfolio recordkeeping.

It should be noted that the Portfolios are not FDIC insured.

                              PURCHASES AND REDEMPTIONS

PURCHASES

Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

The minimum initial investment in each Portfolio is $1,000,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent investments may be in any amount. If an account balance falls below $100,000 due to redemption, the Portfolio may close the account. Investors will be notified if the minimum balance is not being maintained and will be allowed 30 days to make additional investments before the account is closed. Any involuntary redemptions will be effected at the price at 3:00 p.m. (Eastern time) for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio and at noon (Eastern time) for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio.

Purchase orders must be transmitted to the Portfolio's transfer agent, State Street Bank and Trust Company (the "Transfer Agent"). Each Portfolio requires advance notification of all wire purchases. Purchases may be made only by wire.

A purchase order for shares in the U.S. Treasury Money Market Portfolio or General Money Market Portfolio received by the Transfer Agent by 3:00 p.m. (Eastern time), or for shares in the U.S. Treasury Income Portfolio or the Tax-Exempt Money Market Portfolio received by the Transfer Agent by noon (Eastern time), on a day the New York Stock Exchange ("NYSE") and both the Boston and New York Federal Reserve Banks are open ("Business Day") will be executed at the net asset value per share next determined after receipt of the order and will receive the dividend declared on the day of purchase, provided that the Trust's Custodian, State Street Bank and Trust Company, receives the wire by the close of the Federal Reserve wire system on that
Business Day.   See "Valuation of Shares."

Each Portfolio reserves the right to reject any purchase order. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio. Purchases by exchange are not permitted.

REDEMPTIONS

Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the net asset value next calculated after the Transfer Agent has received the redemption request. If an account is closed, any accrued dividends will be paid within 10 days of the beginning of the following month.

Shares may be redeemed, and the redemption proceeds wired, on the same day if telephone redemption instructions are received by the Transfer Agent by 3:00 p.m. (Eastern time) on the day of redemption for the U.S. Treasury Money Market Portfolio and for the General Money Market Portfolio, or by noon (Eastern time) on the day of redemption for the U.S. Treasury Income Portfolio and for the Tax-Exempt Money Market Portfolio. Shares redeemed and wired on the same day will not receive the dividend declared on the day of redemption. A shareholder whose redemption instructions are received by the Transfer Agent after 3:00 p.m. (Eastern time) with respect to the U.S. Treasury Money Market Portfolio or General Money Market Portfolio or after noon (Eastern time) with respect to the U.S. Treasury Income Portfolio or the Tax-Exempt Money Market Portfolio will receive the dividend declared on the day on which the redemption instructions were received and will receive wired redemption proceeds on the next Business Day. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, State Street Bank and Trust Company, at P.O. Box 1978, Boston, Massachusetts 02105.

If making immediate payment of redemption proceeds could adversely affect a Portfolio, shareholders may be paid up to seven days after receipt of the redemption request. Also, when the NYSE or either the Boston or New York Federal Reserve Bank is closed (or when trading is restricted) for any reason other than its respective customary weekend or holiday closing, or under any emergency circumstances as determined by the Securities and Exchange Commission ("SEC") to merit such action, redemption or payment may be suspended or postponed.

Shares also may be redeemed by mail by submitting an order addressed to: The Valiant Fund, P.O. Box 1978, Boston, Massachusetts 02105. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

The Trust reserves the right to refuse a wire or telephone redemption if the Manager or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

ADDITIONAL INFORMATION

SHAREHOLDER SERVICES

Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

To allow the Portfolios to be managed effectively, shareholders are urged to initiate all trades (investments and redemptions of shares) as early in the day as possible and to notify the Trust by calling the Transfer Agent at least one day in advance of trades in excess of $10,000,000. In making trade requests, the name of the shareholder and the account number(s) must be supplied.

STATEMENTS AND REPORTS

Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. A statement with tax information will be mailed by January 31st following each tax year and also will be filed with the Internal Revenue Service. At least twice a year, shareholders will receive the Portfolios' financial statements.

                             MANAGEMENT OF THE PORTFOLIOS

The overall responsibility for supervision of the affairs of the Trust vests in the Board of Trustees of the Trust. The Manager is responsible for the management of the Trust's day-to-day business affairs and has general responsibility for the management of the investments of the Portfolios. The Manager, at its expense, has contracted with David L. Babson & Co. Inc. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

Richard F. Curcio, who is the Manager's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls all of the outstanding shares of common stock of the Manager. Mr. Curcio has 18 years of experience in mutual fund industry marketing, sales and operations. Located at 1800 Second Street, Suite 757, Sarasota, Florida 34236, the Manager was organized in Florida on September 24, 1992.

The Sub-Adviser, a Massachusetts corporation, is located at One Memorial Drive, Cambridge, Massachusetts 02142. Founded in 1940, the Sub-Adviser provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, banks and other organizations, and also serves as the investment adviser to The Babson Funds (a family of mutual funds). The Sub-Adviser is a subsidiary of Massachusetts Mutual Life Insurance Company.

The Sub-Adviser is authorized to make investment decisions and engage in portfolio transactions on behalf of the Trust, subject to such general or specific instructions as may be given by the Trustees and/or the Manager. The payment of fees to the Sub-Adviser is the sole responsibility of the Manager.

                          MANAGEMENT FEES AND OTHER EXPENSES

Under its Management Agreement with the Trust, the Manager performs certain administrative and management services for the Trust and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager or the Sub-Adviser and pays all the Portfolio expenses with the following exceptions: the fees and expenses of those Trustees who are not "interested persons" of the Trust; interest on borrowings; taxes; expenses incurred pursuant to the Trust's distribution and shareholder servicing plans; and such extraordinary nonrecurring expenses as may arise, including litigation to which the Trust may be a party.

For its services to the Portfolios, the Manager receives fees paid monthly and computed at an annual rate of 0.20% of the average daily net asset value of each of the Portfolios. The Manager is solely responsible for the payment of all fees to the Sub-Adviser.

For its services to the Portfolios, the Sub-Adviser is paid by the Manager a monthly fee computed at an annual rate based upon the aggregate average daily net assets of the Trust, as follows: 0.10% of the first $500 million of net assets and 0.05% of net assets over $500 million. The Sub-Adviser has voluntarily agreed to reduce its fees from 0.05% to 0.04% of net assets over $2 billion.

ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator"), 225 Franklin Street, Boston, MA 02110, is the Administrator of the Trust.

The Administrator assists in each Portfolio's administration and operation, including providing office space and various services in connection with the regulatory requirements applicable to each Portfolio. The Administrator may utilize the resources of its affiliates in performing certain of these responsibilities, at no additional cost to the Trust. The Administrator's fee is paid by the Manager.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Integrity Investments, Inc., 1800 Second Street, Suite 757, Sarasota, Florida 34236, is the Trust's Distributor. The Trust has adopted a Distribution and Shareholder Servicing Plan for the Class D Shares (the "Plan") which provides for payment of up to 0.50% of each Portfolio's average daily net assets, the purpose of which is to promote distribution of the Portfolios' shares and to enhance the provision of shareholder services. Payments under the Plan are authorized and will be made at the rate of 0.50% of each Portfolio's average daily net assets for the Class D shares.

Under the Plan, each Portfolio, subject to Trustee authorization, may pay the Distributor a monthly fee to compensate it for expenses it bears and services it provides in the distribution of shares and the provision of shareholder support services. The Plan also provides that certain Service Providers (defined under the Plan as any broker, dealer, bank or other institution) may receive compensation for providing continuing personal services to Shareholders as well as administrative services with respect to shareholder accounts. Such payments are used to compensate the Distributor and any Service Providers for the services outlined above.

The Distributor shall determine the amounts to be paid to Service Providers. Each Service Provider is required to disclose to its clients any compensation payable to it by the Trust pursuant to the Plan and any other compensation payable by its clients in connection with the investment of their assets in Trust shares. The fees payable to the Distributor under the Plan for advertising, marketing and distributing Class D shares and for payments to Service Providers are payable without regard to actual expenses incurred by the Distributor.

The Plan recognizes that the Manager, the Sub-Adviser and the Distributor may use their fees from each Portfolio or other resources to pay expenses associated with activities primarily intended to result in the sale of the shares of the Portfolio. Under its Distribution Agreement with the Trust, the Distributor bears certain distribution-related expenses of the Portfolios, such as the cost and expense of printing and distributing copies of prospectuses which are used in connection with the offering of shares to prospective investors.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

State Street serves as the Trust's custodian ("Custodian") and holds all portfolio securities and cash assets of the Trust. It also calculates net asset value per share and maintains general accounting records for each Portfolio. The Custodian is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street also serves as the Trust's Transfer Agent and dividend disbursing agent and maintains the Trust's shareholder records. State Street's fees are paid by the Manager.

                                 VALUATION OF SHARES

All income, expenses (other than expenses incurred by a class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Net asset value per share is determined as of 3:00 p.m. (Eastern time) for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio and as of noon (Eastern time) for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio. Net asset value per share is determined on each day the NYSE and the Boston and the New York Federal Reserve Banks are open. Currently, the days on which the Trust is closed (other than weekends) are New Year's Day, Martin Luther King, Jr. Day (observed), President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Portfolio, less the Portfolio's liabilities, by the number of outstanding shares of that Portfolio.

The securities owned by each Portfolio are valued based upon the amortized cost method. Pursuant to this method, a security is valued by reference to a Portfolio's acquisition cost as adjusted for amortization of premium or accretion of discount. Although the Trust seeks to maintain the net asset value per share of each Portfolio at $1.00, there can be no assurance that the net asset value per share will not vary.

                               DISTRIBUTIONS AND TAXES

Dividends out of net investment income will be declared daily and paid monthly. Dividends for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio are declared at 3:00 p.m. (Eastern time) to shareholders of record at that time, and dividends for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio are declared at noon (Eastern time) to shareholders of record at that time. Distributions of net long-term capital gains and disposition gain, if any, for the year are made annually. All income dividends are paid in cash and will automatically be made by wire to institutional investors, which may elect to reinvest them in additional shares.

Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As regulated investment companies, the Portfolios will not be subject to federal income taxes on the net investment income and long-term capital gains that are distributed to shareholders or deemed to have been distributed to shareholders.

Dividends derived from net investment income for the U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio and General Money Market Portfolio and from short-term capital gains, if any, are taxable to each such Portfolio's shareholders, unless they are exempt from Federal income taxes, as ordinary income. Distributions are taxable when they are paid, except that distributions declared in October, November or December and paid in January of the following year are taxable as if paid on December 31st.

Distributions of tax-exempt income by the Tax-Exempt Money Market Portfolio are not subject to regular federal income taxes. If the Tax-Exempt Money Market Portfolio earns federally taxable income from any of its investments, it will be distributed as a taxable dividend. The Portfolio does not intend to invest in Municipal Securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals (known as "private activity obligations").

Since all investment income is expected to be derived from earned interest, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations.

OTHER TAX INFORMATION

The information above is only a summary of some of the tax consequences generally affecting each Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal tax, distributions may be subject to state and local taxes. Shareholders should make their own determination whether a Portfolio is suitable for investment given their particular situation.

State law varies on whether mutual fund dividends that are derived in whole or in part from interest on U.S. Government Obligations are exempt from state income taxation. The Portfolios will provide shareholders annually with information relating to the composition of their distributions to permit shareholders to determine whether and to what extent the dividend income they receive from the Portfolio may be exempt from their state's income tax. Shareholders should consult their tax adviser as to whether any portion of the dividends they receive from the Portfolio is exempt from state income taxes and on any other specific questions concerning state or federal tax treatment.

Annual statements as to the current federal tax status of distributions, if applicable, are mailed to shareholders by January 31st following each tax year.

When an investor signs its account application, it will be asked to certify that its taxpayer identification number is correct and that it is not subject to backup withholding for failing to report income to the Internal Revenue Service ("IRS"). If the investor does not comply with IRS regulations, the IRS can require each Portfolio to withhold a percentage of distributions.

                           PERFORMANCE INFORMATION

From time to time each Portfolio may advertise its current yield and effective yield for each class of shares in advertisements or in reports or other communications with shareholders. A Portfolio's performance may be compared to other investments or relevant indices.

Both yield figures are based on historical earnings and are not intended to indicate future performance. Each Portfolio's current yield for a class of shares refers to the net income generated by an investment in that class over a seven-day period expressed as an annual percentage rate. In addition to the current yield, each Portfolio may quote yields in advertising based on any historical seven-day period. The effective yield assumes that the income earned from the investment is reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect on this assumed reinvestment.

The Tax-Exempt Money Market Portfolio also may quote its tax equivalent yield and tax equivalent effective yield, which shows the taxable yield or taxable effective yield an investor would have to earn, before taxes, to equal the Portfolio's tax-free yield or tax-free effective yield. When a tax equivalent yield or tax equivalent effective yield is calculated, the yield is increased using a stated income tax rate. See the SAI for more information concerning performance calculations.

                     ORGANIZATION AND CAPITALIZATION OF THE TRUST

The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated January 29, 1993 (the "Trust Declaration"). A copy of the Trust Declaration is on file with the Secretary of The Commonwealth of Massachusetts. The Trust, a diversified, open-end management investment company, is not required to hold annual meetings of shareholders and does not intend to hold shareholder meetings unless required by the 1940 Act. Holders of shares representing 10% or more of the outstanding shares of the Trust may call a meeting for the purpose of voting on the removal of one or more Trustees. Special meetings may be called for the purpose of conducting specific items of Trust business.

Shareholders receive one vote for each dollar (or a proportionate fractional vote for each fraction of a dollar) of net asset value per share owned. The shares of each Portfolio are classified into four classes. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Holders of a particular class will have the exclusive right to vote on matters submitted to shareholders pertaining only to that class. Pursuant to the Trust Declaration, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust, subject to receipt of any required regulatory approval. Shareholders may direct any questions they may have about the Trust to the Distributor at 1-800-828-2176.

Any person or organization owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940
Act) such Portfolio. As of November 20, 1997 Sun Bank National Association, P.O. Box 105504, Atlanta, GA 30348 owned a controlling interest in the U.S. Treasury Money Market Portfolio; First Union National Bank, 1525 West Wt. Harris Bouelvard, Charlotte, NC 28288 owned a controlling interest in the General Money Market Portfolio and Tax-Exempt Money Market Portfolio; and Integrity Investments, Inc., 1800 Second Street, Sarasota, FL 34236 owned a controlling interest in the U.S. Treasury Income Portfolio.

The Trust has adopted a code of ethics which contains a policy on personal securities transactions by "access persons." That policy complies, in all material respects, with the recommendations of the Investment Company Institute.

                               INVESTMENT RESTRICTIONS

The following is a description of certain investment restrictions which are fundamental and may not be changed with respect to a Portfolio without the approval of a majority of the outstanding shares of the Portfolio. For a description of certain other investment restrictions, reference should be made to the SAI. The restrictions do not apply to U.S. Government Obligations.

1. No Portfolio will invest 25% or more of the value of its total assets in a particular industry, except that up to 100% of the assets of the General Money Market Portfolio may be invested in domestic banking industry obligations.

2. As to 75% of the value of its total assets, a Portfolio will not invest more than 5% of the value of its total assets in the securities of any one issuer or acquire more than 10% of the voting securities of any issuer; the remaining 25% of the assets may be invested in the securities of one or more issuers without regard to such limitations.

3. Under normal market conditions, at least 80% of the value of the Tax-Exempt Money Market Portfolio's total assets will be invested in Municipal Securities.

These limitations apply as of the time of purchase. If through market action the percentage limitations are exceeded, the Portfolios will not be required to reduce the amount of their holdings in such investments.

The General Money Market Portfolio operates in accordance with a non-fundamental operating policy which complies with Rule 2a-7 promulgated under the 1940 Act and is more restrictive than investment restriction number 2 above. Under Rule 2a-7 the Portfolio may not (with certain exceptions) invest more than 5% of its total assets in the securities of a single issuer.
 See "Investment Policies and Limitations" in the SAI.

           CERTAIN INVESTMENT STRATEGIES, POLICIES AND RISK CONSIDERATIONS

QUALITY AND MATURITY

Each Portfolio may purchase only high quality obligations that the Sub-Adviser believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government Obligation; or rated in accordance with applicable rules in one of the two highest rating categories for short-term obligations by at least two NRSROs (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by the Sub-Adviser. As a matter of non-fundamental policy, the Portfolios will only purchase securities, in addition to U.S. Government Obligations, that are rated in the highest rating category by at least one NRSRO or, if unrated, are determined to be of equivalent quality. (See the Appendix for a description of NRSRO ratings).

Each Portfolio must limit its investments to obligations with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less.

Each Portfolio's ability to achieve its investment objective depends, at least in part, on the quality and maturity of its investments. The Portfolios invest in high quality obligations, but an investment in any of the Portfolios involves risks. Although each Portfolio's policies are designed to maintain a stable net asset value of $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value were substantial, a Portfolio's net asset value could deviate from $1.00.

Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

AFFILIATED BANK TRANSACTIONS

Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the 1940 Act. Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one NRSRO (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal Securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.

REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements
extending for more than seven days.   If a seller defaults on the obligation
to repurchase, the Portfolios may incur a loss or other costs.

REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.
Municipal Securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

LENDING OF SECURITIES

For the purpose of realizing additional income, the Portfolios may lend portfolio securities to broker-dealers or financial institutions up to not more than 10% of their respective total assets taken at current value. While any such loan is outstanding, each such Portfolio will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or fees from the borrower. Each Portfolio will have a right to call each loan and obtain the securities. Lending portfolio securities involves certain risks, including possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made in accordance with guidelines established by the Board of Trustees.

LETTERS OF CREDIT

Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for Municipal Securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

ZERO COUPON BONDS

Each Portfolio may purchase zero coupon bonds. Regular interest payments are not made on zero coupon bonds; instead these bonds are sold at a deep discount from their face value and are redeemed at face value when they mature. Each Portfolio will purchase only those zero coupon bonds which have a remaining maturity of one year or less. As a result, such bonds are expected to pay out a return on a regular basis as they mature. Because zero coupon bonds do not pay current income, their prices tend to be more volatile in response to interest rate changes than bonds which pay interest regularly.
 In calculating its daily dividend, a Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

A broker-dealer creates a derivative zero coupon bond by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zero coupon bonds.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation and the Financing Corporation can also be separated in this fashion.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations are debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Obligations are backed by the full faith and credit of the United States. Obligations may be supported only by the agency's right to borrow money from the U.S. Treasury under certain circumstances or by the credit of the agency. There is no guarantee that the U.S. Government will support these types of obligations, and therefore they involve more risk than U.S. Government Obligations backed by the full faith and credit of the United States.

VARIABLE AND FLOATING RATE INSTRUMENTS

Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The Portfolios' Sub-Adviser, on behalf of the Manager, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

MUNICIPAL LEASE OBLIGATIONS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO
ONLY)

Municipal lease obligations are issued by a state and local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and the interest payable on these obligations may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Such risk of non-appropriation is unique to municipal lease obligations. The SEC Staff has taken the position that open-end investment companies may treat these obligations as liquid under guidelines established by the Board of Trustees. Determination concerning the liquidity and proper valuation of these obligations will include: the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of potential buyers, the willingness of dealers to make a market in the securities, the nature of the marketplace trades and the likelihood that its marketability will be maintained throughout the time the instrument is held by the Portfolio. The Board will be responsible for determining the credit quality of any unrated lease obligations held by the Portfolio, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. The high quality municipal lease obligations in which the Tax-Exempt Money Market Portfolio intends to invest generally are not expected by the Board to present liquidity risks. Lease obligations will be valued based on a standard spread that relates to general obligation securities whose value is determined using a pricing service. Certificates of participation in municipal lease obligations or installment sales contracts entitle the holder to a proportionate interest in the lease-purchase payments made. Certificates of participation typically are issued by municipalities and by banks and other financial institutions.

MUNICIPAL SECURITIES (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Municipal Securities include general obligation securities, which are backed by the full taxing power of a municipality, or revenue securities, which are backed by the revenues of a specific tax, project or facility. Resource recovery bonds, a type of revenue obligation, are used to finance the construction of waste burning facilities. Such bonds may be subject to special risks because the project uses technology or an economic plan that is not yet proven, or requires operating permits from environmental authorities.
 Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk. Tax and revenue anticipation notes are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes.

Although the Tax-Exempt Money Market Portfolio presently does not intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one security would likewise affect the other Municipal Securities. To the extent that the Portfolio's assets are concentrated in Municipal Securities that are so related, the Portfolio will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Portfolio's assets were not so concentrated.

RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

SPECIAL CONSIDERATIONS OF FOREIGN INVESTMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks. Euro and Yankee dollar investments involve risks that are different from investments in securities of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Although the Sub-Adviser carefully considers these factors when making investments, and subject to its policy on concentration, the Portfolio does not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country. The Portfolio will not invest 25% or more of its assets in Euro and Yankee dollar investments and obligations of foreign branches of foreign banks.

APPENDIX

NRSRO RATINGS

Description of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") commercial paper and bond ratings:

SHORT-TERM DEBT RATINGS

MOODY'S EMPLOYS THREE DESIGNATIONS, ALL JUDGED TO BE INVESTMENT GRADE, TO INDICATE THE RELATIVE REPAYMENT CAPACITY OF RATED ISSUERS. THE HIGHEST DESIGNATION IS AS FOLLOWS:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  - Leading market positions in well-established industries.
  - High rates of return on funds employed.
  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

S&P SHORT-TERM DEBT RATINGS ARE GRADED INTO FOUR CATEGORIES, RANGING FROM "A" FOR THE HIGHEST QUALITY OBLIGATIONS TO "D" FOR THE LOWEST. THE HIGHEST RATINGS IN THE "A" CATEGORY ARE DESCRIBED AS FOLLOWS:

"A"-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

"A-1"-This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

MUNICIPAL OBLIGATIONS

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in short-term borrowing risk are of lesser importance in the long run. The highest MIG quality rating is defined as follows:

MIG-1-Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

A short-term rating may also be assigned to an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. A VMIG-1 rating carries the same definition as MIG-1.

S&P'S HIGHEST QUALITY RATING FOR SHORT-TERM STATE AND MUNICIPAL NOTES IS DEFINED AS FOLLOWS:

SP-1- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                                   THE VALIANT FUND
                         U.S. Treasury Money Market Portfolio
                            U.S. Treasury Income Portfolio
                            General Money Market Portfolio
                          Tax-Exempt Money Market Portfolio

                     Class A, Class B, Class C and Class D Shares

                         STATEMENT OF ADDITIONAL INFORMATION

                                  DECEMBER 19, 1997




This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current Prospectuses for The Valiant
Fund: U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (dated December 19, 1997). Please retain this SAI for future reference. To obtain additional copies of this SAI or of the Prospectuses, please call Integrity Investments, Inc. (the "Distributor") at 1-800-828-2176.

TABLE OF CONTENTS                                     PAGE


Investment Policies and Limitations. . . . . . . . . . .  3
Portfolio Transactions . . . . . . . . . . . . . . . . . 13
Valuation of Portfolio Securities. . . . . . . . . . . . 14
Performance. . . . . . . . . . . . . . . . . . . . . . . 14
Additional Purchase and Redemption Information . . . . . 16
Dividends, Capital Gains Distributions and Taxes . . . . 17
Trustees and Officers. . . . . . . . . . . . . . . . . . 18
Investment Advisory Agreements . . . . . . . . . . . . . 20
Administration Agreement and Other Contracts . . . . . . 20
Description of the Trust . . . . . . . . . . . . . . . . 22





INVESTMENT ADVISER
-------------------
Integrity Management & Research, Inc. (the "Manager")

SUB-ADVISER
-----------
David L. Babson & Co. Inc. (the "Sub-Adviser")

DISTRIBUTOR
-----------
Integrity Investments, Inc. (the "Distributor")

ADMINISTRATOR/CUSTODIAN/TRANSFER AGENT
--------------------------------------
State Street Bank and Trust Company (the "Administrator," "Custodian" and "Transfer Agent")

                         INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other assets, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Any later increase or decrease resulting from a change in values, net assets or other circumstances, will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

Fundamental policies and investment limitations may not be changed with respect to any Portfolio without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of that Portfolio. The investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval, except for the investment limitations specifically identified as fundamental below.

U.S. TREASURY MONEY MARKET PORTFOLIO

THE FOLLOWING ARE THE U.S. TREASURY MONEY MARKET PORTFOLIO'S FUNDAMENTAL LIMITATIONS. THE PORTFOLIO MAY NOT:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) provided that the amount does not exceed 33% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act") in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.

THE FOLLOWING LIMITATIONS OF THE U.S. TREASURY MONEY MARKET PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only from a bank. The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Sub-Adviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

U.S. TREASURY INCOME PORTFOLIO

THE FOLLOWING ARE THE U.S. TREASURY INCOME PORTFOLIO'S FUNDAMENTAL LIMITATIONS. THE PORTFOLIO MAY NOT:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.

THE FOLLOWING LIMITATIONS OF THE U.S. TREASURY INCOME PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Sub-Adviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

Notwithstanding paragraph (3) and paragraphs (iv) through (vi) above, as a matter of nonfundamental policy, the Portfolio will not engage in repurchase agreement or reverse repurchase agreement transactions.

GENERAL MONEY MARKET PORTFOLIO

THE FOLLOWING ARE THE GENERAL MONEY MARKET PORTFOLIO'S FUNDAMENTAL LIMITATIONS. THE PORTFOLIO MAY NOT:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or by domestic issuers which are banks, bank holding companies or similar banking institutions) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.

As a result of Rule 2a-7 promulgated under the 1940 Act (the "Rule"), the entire portfolio (except with respect to U.S. Government securities) of the General Money Market Portfolio is subject to the 5% limitation contained in investment limitation (1) above. However, in accordance with the Rule, the General Money Market Portfolio will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Portfolio may not hold more than one such investment at any one time. The Portfolio operates in accordance with a non-fundamental operating policy which complies with the Rule. Investment limitation (1) above would give the Portfolio the ability to invest, with respect to 25% of the Portfolio's assets, more than 5% of its assets in any one issuer in the event that the Rule were to be amended in the future.

THE FOLLOWING LIMITATIONS OF THE GENERAL MONEY MARKET PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Sub-Adviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

TAX-EXEMPT MONEY MARKET PORTFOLIO

THE FOLLOWING ARE THE TAX-EXEMPT MONEY MARKET PORTFOLIO'S FUNDAMENTAL LIMITATIONS. THE PORTFOLIO MAY NOT:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the Portfolio's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(6) buy or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.

THE FOLLOWING LIMITATIONS OF THE TAX-EXEMPT MONEY MARKET PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

INVESTMENT POLICIES OF THE PORTFOLIOS

DELAYED DELIVERY TRANSACTIONS. Each Portfolio may buy and sell securities on a delayed delivery or when-issued basis. These transactions involve a commitment by each Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (which may be more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities on a delayed delivery basis, each Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because each Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolios' other investments. If each Portfolio remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage.
 If the other party to a delayed delivery transaction fails to deliver or pay for the securities, each Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. When delayed delivery purchases are outstanding, each Portfolio will set aside cash or appropriate liquid assets in a segregated custodial account to cover its purchase obligations. Each Portfolio may renegotiate delayed delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS are obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for such obligations that approximates their par value. A demand instrument with a conditional demand feature must have received both a short-term and a long-term high quality rating, or, if unrated, have been determined to be of comparable quality, and a demand instrument with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon a finding of comparable short-term quality, pursuant to procedures adopted by the Trustees.

A variable rate instrument that matures in 397 days or less may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument that matures in greater than 397 days but that is subject to a demand feature that is 397 days or less may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. Each Portfolio may purchase a demand instrument with a remaining final maturity in excess of 397 days only if the demand feature can be exercised on no more than 30 days' notice (a) at any time or
(b) at specific intervals not exceeding 397 days.

STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Tax-Exempt Money Market Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default.

Ordinarily, the Tax-Exempt Money Market Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying Municipal Security to a third party at any time. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. The Portfolio may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments, in which case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity.

Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised. The fact that standby commitments are not marketable by the Portfolio, and that the maturities of the underlying securities may be different from those of the commitments, also present potential risks.

MUNICIPAL LEASE OBLIGATIONS. The Tax-Exempt Money Market Portfolio may invest a portion of its assets in municipal leases and participation interests therein. A participation interest gives the Portfolio a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation. These obligations, which may take the form of a lease, an installment purchase, or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Portfolio will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation. Such participation interests may be purchased from a municipality or from a bank or other third party.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. Leases, installment purchase, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.

In determining the liquidity of a municipal lease obligation, the Sub-Adviser will differentiate between simple or direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security or any other investment structure using a municipal lease-purchase agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

MUNICIPAL SECURITIES include general obligation securities, which are backed by the full taxing power of a municipality, or revenue securities, which are backed by revenues of a project or facility. Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay anticipation notes. Tax and revenue anticipation notes are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs.

TAX-EXEMPT MONEY MARKET PORTFOLIO FEDERALLY TAXABLE OBLIGATIONS. The Tax-Exempt Money Market Portfolio does not intend to invest in securities whose interest is federally taxable; however, from time to time, the Portfolio may invest a portion of its assets on a temporary defensive basis in fixed-income obligations whose interest is subject to federal income tax.

Should the Portfolio invest in taxable obligations, it would purchase securities which in the judgment of the Sub-Adviser are of high quality. These would include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations of domestic banks and repurchase agreements. The Portfolio will purchase taxable obligations only if they meet its quality requirements as set forth in the Prospectuses.

Proposals are introduced before Congress from time to time to restrict or eliminate the federal income tax exemption for interest on Municipal Securities. If such proposals were enacted, the availability of Municipal Securities and the value of the Portfolio's holdings would be affected and the Trustees would reevaluate the Tax-Exempt Money Market Portfolio's investment objective and policies.

The Tax-Exempt Money Market Portfolio anticipates being as fully invested as practicable in Municipal Securities. However, as a result of maturities of portfolio securities, or sales of the Portfolio's shares, or in order to meet redemption requests, there may be occasions when the Portfolio may hold cash that is not earning income.

REPURCHASE AGREEMENTS are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security at an agreed upon price and date within a number of days (usually not more than seven) from the date of purchase.

All Portfolios, except the U.S. Treasury Income Portfolio, may enter into a repurchase agreement with respect to any security in which it is authorized to invest even though the underlying security matures in more than one year. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price. This obligation is in effect secured by the underlying security having a value at least equal to the amount of the agreed upon resale price and marked to market daily. A Portfolio will limit repurchase agreements to those with parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Adviser.

REVERSE REPURCHASE AGREEMENTS permit each Portfolio, other than the U.S. Treasury Money Market Portfolio and the U.S. Treasury Income Portfolio, to earn additional income by selling securities to banks and primary dealers while agreeing to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed-upon price, date and interest payment. A Portfolio may enter into reverse repurchase agreements when it is able to purchase other securities which will produce more income than the cost of the agreement, or for liquidity purposes. When effecting reverse repurchase transactions, securities which are a permitted investment for the Portfolio (i.e., obligations of domestic and foreign banks or thrift organizations, corporate debt obligations, including commercial paper, notes and bonds with remaining maturities of one year or less and U.S. Government Obligations with respect to the General Money Market Portfolio and the Tax-Exempt Money Market Portfolio; and Municipal Securities with respect to the Tax-Exempt Money Market Portfolio) and are of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Portfolio's custodian. Reverse repurchase agreements are considered to be borrowings and would therefore be subject to a Portfolio's fundamental borrowing limitation
(3). The Tax-Exempt Money Market Portfolio will only engage in reverse repurchase agreements for temporary or emergency purposes and not for leverage or investment.

In event of the bankruptcy of the other party to a reverse repurchase agreement the Portfolio could experience delays in recovering securities. To the extent that the value of securities may have decreased in the meantime, a
Portfolio could experience a loss.   The creditworthiness of the other party
to a reverse repurchase transaction must be reviewed and found satisfactory by the Sub-Adviser.

RESTRICTED SECURITIES. The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase restricted securities that are not registered for sale to the general public, but which provide the Portfolio with the right to receive payment of principal and interest without penalty on demand (demand feature) or can be resold to institutional investors. Institutional trading in restricted securities is relatively new, and the liquidity of the Portfolio's investments could be impaired if trading does not develop or declines. Provided that the security has a demand feature or a dealer or institutional trading market exists, these restricted securities are not treated as illiquid securities.

                                PORTFOLIO TRANSACTIONS

The Sub-Adviser makes decisions to buy and sell securities for each Portfolio, selects broker-dealers and negotiates commission rates. The selection of broker-dealers is generally made based upon the price, quality of execution services and/or research provided. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. Since purchases and sales of portfolio securities by the Portfolios are usually principal transactions, the Portfolios incur little or no brokerage commissions. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolios may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

Each Portfolio requires that investments mature (or are deemed to mature) within 397 days or less. The amortized cost method of valuing portfolio securities requires that each Portfolio maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Portfolios' net income or expenses. Each Portfolio may seek to profit from short-term trading, and may not always hold portfolio securities to maturity.

The Sub-Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Sub-Adviser may, at its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by the Sub-Adviser to be beneficial to the Portfolios' investment program. Certain research services furnished by dealers may be useful to the Sub-Adviser's clients other than the Portfolios. Similarly, any research services received by the Sub-Adviser through placement of portfolio transactions of other clients may be of value to the Sub-Adviser in fulfilling its obligations to the Portfolios. The Sub-Adviser is of the opinion that the material received is beneficial in supplementing its research and analysis, and therefore, may benefit the Portfolios by improving the quality of its investment advice. The advisory fee paid by the Portfolios is not reduced because of the receipt of such services.

The Sub-Adviser and its affiliates may manage other investment accounts, some of which may have objectives similar to that of the Portfolios. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. Also, the timing and amount of purchase by each account may be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of each Portfolio and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Portfolios and such accounts in a manner deemed equitable by the Sub-Adviser. The Sub-Adviser may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of each Portfolio would be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of each Portfolio to obtain or dispose of the full amount of security which it seeks to purchase or sell.

                          VALUATION OF PORTFOLIO SECURITIES

Each Portfolio values its investments on the basis of amortized cost, which involves valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization to maturity of any premium. The amortized cost value of an instrument may be higher or lower than the price a Portfolio would receive if it sold the instrument. During periods of declining interest rates, each Portfolio's yields based on amortized cost may tend to be higher than a yield based on market prices and estimates of market prices. A new shareholder in a Portfolio would then be able to obtain a somewhat higher yield than would result from investment in a fund using solely market quotations to determine its net asset value per share while existing shareholders would receive less investment income. In a period of rising interest rates, the converse would apply. The valuation of a Portfolio's instruments based upon amortized cost and the maintenance of its net asset value per share at $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Each Portfolio must adhere to certain conditions under Rule 2a-7 which are summarized in the Prospectuses.

The Trustees have established procedures designed to stabilize each Portfolio's net asset value per share calculated on the basis of amortized
cost.   The Trustees review each Portfolio's holdings, at such intervals as they may deem appropriate, to determine whether net asset value per share calculated by using available market quotations would deviate from $1.00. The Trustees have agreed to take such corrective action as they may deem necessary and appropriate, if any such deviation would result in material dilution or otherwise would be unfair to shareholders. This may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing net asset value per share by using available market quotations.

                                     PERFORMANCE

From time to time, each Portfolio of the Trust advertises its yield and effective yield for each class of shares in advertisements or in reports or other communications with shareholders and others. Both yield figures are based on historical earnings and are not intended to indicate future performance.

The standardized annualized seven-day yield for each Portfolio for a class of shares is computed by: (1) determining the net change exclusive of capital changes, in the value of a hypothetical pre-existing account in a Portfolio having a balance of one share of the relevant class at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account in each Portfolio includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Portfolio to all shareholder accounts in proportion to the length of the base period, other than nonrecurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged would be computed with respect to the Portfolio's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The yields for each Portfolio for the seven-day period ended August 31, 1997 were:

    PORTFOLIO                                              YIELD
    ---------                                              -----
U.S. Treasury Money Market Portfolio - Class A             5.38%
U.S. Treasury Money Market Portfolio - Class B             5.14%
U.S. Treasury Money Market Portfolio- Class D              4.88%
General Money Market Portfolio - Class A                   5.44%
General Money Market Portfolio - Class B                   5.19%
Tax-Exempt Money Market Portfolio - Class A                3.21%

The effective compound yield quotation for each Portfolio and class is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The effective yields for each Portfolio for the seven-day period ended August 31, 1997 were:

                PORTFOLIO                                  YIELD
                ---------                                  -----
U.S. Treasury Money Market Portfolio - Class A             5.53%
U.S. Treasury Money Market Portfolio - Class B             5.27%
U.S. Treasury Money Market Portfolio- Class D              5.00%
General Money Market Portfolio - Class A                   5.58%
General Money Market Portfolio - Class B                   5.32%
Tax-Exempt Money Market Portfolio - Class A                3.27%


In addition to the current yield, the Portfolios may quote yields in advertising based on any historical seven day period.

Yield information may be useful in reviewing each Portfolio's performance and for providing a basis for comparison with other investment alternatives.
Each Portfolio's yield will fluctuate, unlike investments which pay a fixed yield for a stated period of time. Investors should give consideration to the quality and maturity of portfolio securities of the respective investment companies when comparing investments.


In addition, the Tax-Exempt Money Market Portfolio may calculate a "tax equivalent yield" and "tax equivalent effective yield" for each class of shares. The tax equivalent yield shows the taxable yield an investor would have to earn, before taxes, to equal the class's tax-free yield. The tax equivalent yield for the class is computed by dividing that portion of the class's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the class's computed yield that is not tax-exempt. The tax equivalent yield for the Tax-Exempt Money Market Portfolio Class A shares for the seven days ended August 31, 1997 was 5.26%. The tax equivalent effective yield for the class is computed by dividing that portion of the class's effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the class's computed effective yield that is not tax-exempt. The tax equivalent effective yield for the Tax-Exempt Money Market Portfolio Class A shares for the seven days ended August 31, 1997 was 5.36%. Tax equivalent and tax equivalent effective yields assume the payment of federal income taxes at a rate of 39% or another applicable stated rate. Of course, no assurance can be given that any of the classes of shares of the Tax-Exempt Money Market Portfolio will achieve any specific tax-exempt yield. While the Portfolio invests principally in obligations the interest from which is exempt from federal income tax, other income received by the Portfolio may be taxable.

From time to time, in advertisements or in reports to shareholders, the yields of the Portfolios, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. The Portfolios may compare their performance or the performance of securities in which they may invest to: IBC/Donoghue's Money Fund Average TM/Total Institutions Only Average; Government Only Institutions Only; and Tax-Free Institutions Only, which are average yields of various types of money market funds that include the effect of compounding distributions. The Portfolios' yield data may be reported in national financial publications including, but not limited to, "Money Magazine", "Forbes", "Barron's", "The Wall Street Journal" and "The New York Times", or in publications of a local or regional nature.

Each Portfolio may also compare its performance to other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report-Registered Trademark- of Holliston, MA 01746, or by Lipper Analytical Services, Inc. (Lipper, sometimes referred to as Lipper Analytical Services), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Each Portfolio may compare its performance to the yields or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Salomon Brothers Inc., a broker-dealer firm; and other fixed-income investments such as Certificates of Deposit (CDs). The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas each Portfolio's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds, and the Portfolios in particular, are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives. The Portfolios may reference the growth and variety of money market mutual funds and the Manager's or Sub-Adviser's skill and participation in the industry.

                    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's net asset value per share. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

The Trust is open for business and its net asset value per share is calculated every day that both the Boston and New York Federal Reserve Banks and the New York Stock Exchange (NYSE) are open. On any day when either the Boston or New York Federal Reserve Bank or the NYSE closes early, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. To the extent that the Portfolios' securities are traded in other markets on days when the Boston and New York Federal Reserve Bank or the NYSE is closed, the Portfolios' net asset value per share may be affected when investors may not purchase or redeem shares.

                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS. Dividends from the Trust will not normally qualify for the dividends-received deduction available to corporations, since the Portfolios' income is primarily derived from interest income and short-term capital gains. Depending upon state law, a portion of each Portfolio's dividends attributable to interest income derived from U.S. Government Obligations may be exempt from state and local taxation. The Portfolios will provide information on the portion of each Portfolio's dividends, if any, that qualifies for this exemption.

Dividends derived from the Tax-Exempt Money Market Portfolio's tax-exempt income are not subject to federal income tax, but must be reported to the IRS by shareholders. Exempt-interest dividends are included in income for purposes of computing the portion of social security and railroad retirement benefits that may be subject to federal tax. If the Portfolio earns taxable income or capital gains from its investments, these amounts will be designated as taxable distributions. Dividends derived from taxable investment income and short-term capital gains are taxable as ordinary income.

The Tax-Exempt Money Market Portfolio will send a tax statement showing the amount of tax-exempt distributions for the previous calendar year by January 31st.

Each Portfolio's distributions are taxable when they are paid, except that distributions declared in October, November or December and paid in January of the following year are taxable as if paid on December 31st.

CAPITAL GAINS DISTRIBUTIONS. The Portfolios may distribute short-term capital gains once a year or more often as necessary to maintain their net asset value per share at $1.00 or to comply with distribution requirements under federal tax law. The Portfolios do not anticipate earning long-term capital gains on securities held.

TAX STATUS OF THE TRUST. Each Portfolio intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), so that each Portfolio will not be liable for federal income or excise taxes on net investment income, net long-term or capital gains to the extent that these are distributed to shareholders in accordance with applicable provisions of the Code.

                                TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust are listed below. Each Trustee that is an "interested person" (as defined by the 1940 Act) by virtue of his affiliation with the Trust, or the Manager or the Distributor, is indicated by an asterisk (*).

NAME, ADDRESS AND AGE        POSITION(S) HELD WITH         PRINCIPAL OCCUPATION DURING PAST FIVE
                             REGISTRANT                    YEARS
John S. Culbertson           Trustee                       Retired.  Trust Consultant with Fidelity
1995 Lake Marshall Drive                                   Investments Institutional Services Co. from
Gibsonia, PA  15044                                        1990 to 1993.
67

Rufus C. Cushman, Jr.        Trustee                       Retired.  Money Manager with Fidelity
10 Corn Point Road                                         Management & Research Corp. from 1968
Marblehead, MA  01945                                      through 1994.
64

Richard F. Curcio*           President, Trustee,           Founded Integrity Investments, Inc. (a
1800 Second Street           Chairman of the Board         broker/dealer) and Integrity Management
Suite 757                    of Trustees                   & Research, Inc. (an investment adviser)
Sarasota, FL  34236                                        in 1992, and is currently President and
50                                                         Director of each. Senior Vice President/Regional
                                                           Manager for Fidelity Institutional Services Company
                                                           from 1987 to 1992. Associated with Fidelity
                                                           Distributors from 1979 to 1992.

H. Willis Day, Jr.           Trustee                       Retired.  Former Senior Vice President of
35 Beach Avenue                                            Southeast Bank, FLA, N.A.
Kennebunk Beach, ME  04043
72

Roger F. Dumas               Trustee                       Private investor since 1987.
151 Tremont Street
Boston, MA 02111
62

Kenneth J. Phelps*           Trustee                       President, Principal and
5545 Cross Gate Court, N.W.                                Director of Reliance Trust
Atlanta, GA 30327                                          Company, Atlanta, GA since
56                                                         1992.  Chairman, Chief
                                                           Executive Officer and Director,
                                                           C&S/Sovran Trust Company, Inc. from 1987
                                                           to 1992.

Susan M. Schwartz            Vice President,               Operations Manager of
1800 Second Street           Secretary and Treaurer        Integrity Investments, Inc.
Suite 757                                                  since 1993.  Account Officer of
Sarasota, FL 33236                                         Fidelity Investments from 1985 to 1993.
34

Robert Melley                Vice President,               Senior Vice President of
1800 Second Street           Assistant Secretary and       Integrity Investments, Inc.
Suite 757                    Assistant Treasurer           since April 1994.  Senior
Sarasota, FL 33236                                         Vice President of Fidelity
59                                                         Distributors, Inc. from 1981 to 1994.



The Trust pays each Trustee who is not affiliated with the Manager or the Sub-Adviser (the "Independent Trustees") an annual fee of $1,000 plus $1,000 for each meeting attended and reimburses travel and other expenses incurred in attending such meetings. The Trust's officers and Trustees who are affiliated with the Manager or the Sub-Adviser are paid by the Manager. During the fiscal year ended August 31, 1997, the Trust paid an aggregate of $ 22,143 to the Independent Trustees. The following table shows compensation by Trustee for the fiscal year ended August 31, 1997.

                                  COMPENSATION TABLE


                             AGGREGATE       PENSION OR RETIREMENT    ESTIMATED ANNUAL
  NAME OF PERSON,        COMPENSATION FROM     BENEFITS ACCRUED AS     BENEFITS UPON
    POSITION                 THE TRUST       PART OF FUND EXPENSES      RETIREMENT
John S. Culbertson
    Trustee                  $7,143                 None                  None

Rufus C. Cushman
    Trustee                  $5,000                 None                  None

Richard F. Curcio
    President, Trustee,
    Chairman of the
    Board of Trustees        None                   None                  None

H. Willis Day, Jr.
    Trustee                  $5,000                 None                  None

Roger F. Dumas
    Trustee                  $5,000                 None                  None

Kenneth J. Phelps
    Trustee                  None                   None                  None

As of November 20, 1997, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of any Portfolio of the Trust except that the Trustees and officers of the Trust, as a group, may be deemed to have beneficially owned 100% of the Class B shares of the Tax-Exempt Money Market Portfolio, the Class B shares of the U.S. Treasury Income Portfolio, the Class C and D shares of the General Money Market Portfolio and Class C of the U.S. Treasury Money Market Portfolio.


                            INVESTMENT ADVISORY AGREEMENTS

Each Portfolio employs the Manager to furnish investment advisory and other services to the Portfolio. Under the Management Agreement with each Portfolio, the Manager is authorized to appoint one or more sub-advisers at the Manager's expense. David L. Babson & Co. Inc. acts as Sub-Adviser and, subject to the supervision of the Trustees and of the Manager, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.

The Manager pays all the Portfolio expenses with the following exceptions: the fees and expenses of the Trustees who are not "interested persons" of the Trust; interest on borrowings; taxes; expenses incurred by Class B, Class C and Class D shares pursuant to the Distribution and Shareholder Servicing Plans, if any; and such extraordinary non-recurring expenses as may arise, including litigation to which the Trust may be party, and any obligation it may have to indemnify its officers and Trustees with respect to such litigation.

For managing its investment and business affairs, each Portfolio pays to the Manager the fees set forth in the Prospectuses. The Manager pays the Sub-Adviser the fee set forth in the Prospectuses.


For the fiscal year ended August 31, 1997, the U.S. Treasury Money Market Portfolio, the U.S. Treasury Income Portfolio, the General Money Market Portfolio and the Tax-Exempt Money Market Portfolio paid the Manager $823,706, $33,215, $975,895 and $528,012, respectively. For the fiscal year ended August 31, 1996, the U.S. Treasury Money Market Portfolio, the U.S. Treasury Income Portfolio, the General Money Market Portfolio and the Tax-Exempt Money Market Portfolio paid the Manager $385,690, $8,578, $958,106 and $572,477, respectively. For the fiscal year ended August 31, 1995, the U.S. Treasury Money Market Portfolio, the U.S. Treasury Income Portfolio, the General Money Market Portfolio and the Tax-Exempt Money Market Portfolio paid the Manager $114,123, $14,278, $777,404 and $514,748, respectively.

For the fiscal year ended August 31, 1997, the Sub-Adviser received $293,764, $11,785, $345,965 and $188,730 for advisory services to the U.S. Treasury Money Market Portfolio, the U.S. Treasury Income Portfolio, the General Money Market Portfolio and the Tax-Exempt Money Market Portfolio, respectively.
For the fiscal year ended August 31, 1996, the Sub-Adviser received $145,722, $6,319, $363,469 and $217,873 for advisory services to the U.S. Treasury Money Market Portfolio, the U.S. Treasury Income Portfolio, the General Money Market Portfolio and the Tax-Exempt Money Market Portfolio, respectively.
For the fiscal year ended August 31, 1995, the Sub-Adviser received $47,388, $5,934, $327,604 and $220,688 for advisory services to the U.S. Treasury Money Market Portfolio, the U.S. Treasury Income Portfolio, the General Money Market Portfolio and the Tax-Exempt Money Market Portfolio, respectively.


                     ADMINISTRATION AGREEMENT AND OTHER CONTRACTS

ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 ("State Street", "Administrator", "Custodian" or "Transfer Agent") is the administrator, custodian and transfer agent for each Portfolio under administration, custodian and transfer agency agreements with respect to each Portfolio.

State Street assists in each Portfolio's administration and operation, including providing facilities for maintaining each Portfolio's organization, supervising relations with the custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Portfolio, maintaining (or providing for the maintenance of) the Trust's records and the registration of each Portfolio's shares under federal and state law, developing management and shareholder services for the Portfolios and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees and calculating the net asset value per share and dividends of each Portfolio.

State Street takes no part in determining the investment policies of the Trust or in deciding which securities are purchased or sold by the Trust. The Trust, however, may invest in obligations of State Street and may purchase or sell securities from or to State Street.

DISTRIBUTOR. Integrity Investments, Inc. (the "Distributor"), located at 1800 Second Street, Suite 757, Sarasota, Florida 34236, sells shares of each Portfolio as agent on behalf of the Trust at no additional cost to the Trust.


DISTRIBUTION AND SHAREHOLDER SERVICING PLANS. The Trustees of the Trust have adopted a Distribution and Shareholder Servicing Plan for the Class A shares and Class B shares, a Distribution and Shareholder Servicing Plan for the Class C shares and a Distribution and Shareholder Servicing Plan for the Class D shares (collectively, the "Plans") of each Portfolio of the Trust pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plans to allow each Portfolio to incur certain expenses that might be considered to constitute direct or indirect payment of distribution expenses. Under the Plans, each Portfolio, subject to Trustee authorization, may pay the Distributor a monthly fee to compensate it for expenses it bears and services it provides in the distribution of shares and the provisions of shareholder support services. The fees that may be paid by the respective classes of the Portfolios under the Plans are set forth in the respective Prospectuses. For the fiscal year ended August 31, 1997 the Class B shares of the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio paid distribution costs of $667,392 and $23,621, respectively and the Class D shares of the U.S. Treasury Money Market Portfolio paid distribution costs of $414,622. For the fiscal year ended August 31, 1996 the Class B shares of the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio paid distribution costs of $287,521 and $23,561, respectively and the Class D shares of the U.S. Treasury Money Market Portfolio paid distribution costs of $33,641. For the fiscal year ended August 31, 1995 the Class B shares of the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio paid distribution costs of $112,468 and $25,267, respectively. The Plans also recognize that the Manager, the Sub-Adviser and the Distributor may each use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares. Distribution-related services include, but are not limited to, the following: advertising the availability of services and products; designing material to send to customers and developing methods of making such materials accessible to customers; providing information about the product needs of customers; providing facilities to solicit sales and to answer questions from prospective and existing investors about the Portfolios; receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information; displaying and making sales literature and prospectuses available on the service organization's premises; acting as liaison between shareholders and the Portfolios, including obtaining information from the Portfolios and providing performance and other information about the Portfolios; and providing additional personal services and/or shareholder account maintenance services or additional distribution-related services.

The Plans have been approved by the Trustees. As required by the Rule, the Trustees considered all pertinent factors relating to the implementation of the Plans prior to their approval, and have determined that there is a reasonable likelihood that the Plans will benefit Class A, Class B, Class C and Class D shares of each Portfolio and its shareholders. To the extent that the Plans give the Manager and Distributor greater flexibility in connection with the distribution of shares of the Portfolios, additional sales of the Portfolios' shares may result.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been fully defined, in the opinion of the Trust and the Manager, it should not prohibit banks from being paid for investment advisory, shareholder servicing, administrative services and recordkeeping, nor should it prevent the Manager or the Portfolios from compensating third parties for performing such functions. If, because of changes in law or regulation, or because of new interpretations of existing law, a bank or the Trust were prevented from continuing these arrangements, it is expected that the Trustees would make other arrangements for these services and that shareholders would not suffer adverse financial consequences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

                               DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. The U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio are portfolios of The Valiant Fund, an open-end management investment company organized on January 29, 1993. There are presently four Portfolios of the Trust, each of which offers Class A, Class B, Class C and Class D shares. The Declaration of Trust permits the Trustees to create additional portfolios and classes.

The assets of the Trust received for the issue or sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense or class specific expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio or class thereof, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of each class of each Portfolio are entitled to receive the underlying assets of such class of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of the Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

VOTING RIGHTS. Each Portfolio's capital consists of shares of beneficial interest. The shares have no preemptive or conversion or exchange rights;
the voting and dividend rights, and the right of redemption are described in the Prospectuses. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Holders of shares representing 10% or more of the votes represented by all outstanding shares of the Trust or a Portfolio may, as set forth in the By-Laws, call meetings of the Trust or a Portfolio or Class for any purpose related to the Trust or a Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of shares representing a majority of the votes represented by all outstanding shares of the Trust or the Portfolio.
If not so terminated, the Trust and the Portfolios will continue indefinitely.


PRINCIPAL HOLDERS OF SECURITIES. As of November 20, 1997, to the knowledge of the Trust's Management, the following persons owned of record or beneficially 5% or more of the outstanding shares of any class of a Portfolio.

General Money Market Portfolio-Class A: First Union National Bank, 1525 West Wt. Harris Boulevard, Charlotte, NC 28288, 86.50%.

General Money Market Portfolio-Class B: Reliance Trust Company, 3295 Northcrest Road, Northwest, Atlanta, GA 30340, 100%.

U.S. Treasury Money Market Portfolio-Class A: Citizens Trust Company, 870 Westminister Street, Providence, RI 02903, 25.83%; Reliance Trust Company, P.O. Box 48449, Atlanta, GA 30362, 59.66%; State Street Bank and Trust Company, 108 Myrtle Street, North Quincy, MA 02171, 14.39%.

U.S. Treasury Money Market-Class B: Sun Bank National Association, P.O. Box 105504, Atlanta, GA 30348, 97.23%.

U.S. Treasury Money Market Portfolio-Class D: First Union National Bank, 1525 West Wt. Harris Boulevard, Charlotte, NC 28288, 81.15%; Reliance Trust Company, P.O. Box 48449, Atlanta, GA 30362, 18.85%.

Tax-Exempt Money Market Portfolio-Class A: First Union National Bank, 1525 West Wt. Harris Boulevard, Charlotte, NC 28288, 99.45%.

Integrity Investments, Inc., 1800 Second Street, Sarasota, FL 34236, owned 100% of : the Class C and Class D shares of the General Money Market Portfolio, the Class B shares of the Tax-Exempt Money Market Portfolio, the Class C shares of the U.S. Treasury Money Market Portfolio and the Class A and B shares of the U.S. Treasury Income Portfolio.


INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Trust's independent accountants providing services including (1) audit of annual financial statements, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax returns filed on behalf of the Portfolios.


FINANCIAL STATEMENTS. The Trust's audited financial statements for the fiscal year ended August 31, 1997, including the notes thereto and the report of Price Waterhouse LLP thereon are incorporated herein by reference from the Trust's 1997 Annual Report to Shareholders. A copy of the 1997 Annual Report to Shareholders accompanies the delivery of this SAI.

                                 PART C
                            The Valiant Fund

                            OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

       A.     FINANCIAL STATEMENTS INCLUDED IN THIS POST-EFFECTIVE AMENDMENT

               Audited financial statements for the period ended August 31, 1997 as follows:

               Portfolio of Investments
               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Financial Highlights
               Notes to Financial Statements
               Report of Independent Accountants

       B. EXHIBITS

          1 Agreement and Declaration of Trust, dated January 29, 1993, as amended was previously filed in Pre-Effective Amendment No. 2 on July 29, 1993 and is incorporated herein by reference.*

          2 Bylaws, dated January 29, 1993, as amended were previously filed in Post-Effective Amendment No. 1 on December 29, 1993 and is incorporated herein by reference.*

          3    None

          4    None

          5(a) Form of Notice with respect to the Management Agreement was previously filed in Post-Effective Amendment No. 2 on March 12, 1993 and is incorporated herein by reference.*

          5(b) Management Agreement between Integrity Management & Research,
               Inc. ("Manager") and the Registrant dated July 29, 1993 was previously filed in Post-Effective Amendment No. 1 on December 29, 1993 and is incorporated herein by reference.*

          5(c) Form of Notice with respect to the Sub-Adviser Agreement was previously filed in Post-Effective Amendment No. 2 on March 12, 1993 and is incorporated herein by reference.*

---------------------
* Exhibit is being refiled electronically pursuant to Regulation
  S-TSection 232.102

          5(d) Form of Sub-Adviser Agreement between the Manager and David L.
               Babson & Co. Inc. dated as of June 30, 1995 was previously filed in Post-Effective Amendment No. 4 on October 31, 1995 and is incorporated herein by reference.*

          6(a) Form of Notice with respect to the Distribution Agreement was previously filed in Post-Effective Amendment No. 2 on March 12, 1993 and is incorporated herein by reference.*

          6(b) Distribution Agreement between the Manager, Integrity
               Investments, Inc., and the Registrant dated July 29, 1993 was previously filed in Post-Effective Amendment No. 1 on December 29, 1993 and is incorporated herein by reference.*

          7    None.

          8 Custody Contract between State Street Bank and Trust Company, the Manager and the Registrant dated September 1, 1994 was previously filed in Post-Effective Amendment No. 3 on November 17, 1994 and is incorporated herein by reference.*

          9(a) Administration Agreement between State Street Bank and Trust
               Company, the Manager and the Registrant dated September 1, 1994 was previously filed in Post-Effective Amendment No. 3 on November 17, 1994 and is incorporated herein by reference.*

          9(b) Transfer Agency and Service Agreement between State Street Bank and Trust Company, the Manager and the Registrant dated September 1, 1994 was previously filed in Post-Effective Amendment No. 3 on November 17, 1994 and is incorporated herein by reference.*

          10 Opinion and consent of Counsel was previously filed in Pre-Effective Amendment No. 1 on June 4, 1993 and is incorporated herein by reference.*

          11   Consent of Independent Accountants.

          12   Financial Statements - See A above.

          13 Subscription Agreement dated June 1, 1993 was previously filed in Pre-Effective Amendment No. 1 on June 14, 1993 and is incorporated herein by reference.*

          14   None.

          15(a)Form of Distribution and Shareholder Servicing Plan for Class D
               Shares was previously filed in Post-Effective Amendment No. 4 on October 31, 1995 and is incorporated herein by reference.*

---------------------
* Exhibit is being refiled electronically pursuant to Regulation
  S-TSection 232.102

         15(b) Form of Distribution and Shareholder Servicing Plan for Class C
               Shares was previously filed in Post-Effective Amendment No. 4 on October 31, 1995 and is incorporated herein by reference*

         15(c) Form of Amendment No. 2 to the Distribution and Shareholder
               Servicing Plan was previously filed in Post-Effective Amendment No. 4 on October 31, 1995 and is incorporated herein by reference.*

         15(d) Amendment No. 1 to the Distribution and Shareholder Servicing
               Plan the form of which was previously filed in Post-Effective Amendment No. 2 on March 12, 1993 and is incorporated herein by reference.*

         15(e) Distribution and Shareholder Servicing Plan dated July 29, 1993 was previously filed in Post-Effective Amendment No. 1 on December 29, 1993 and is incorporated herein by reference.*

         16 Schedule for Computation of Performance Quotation was previously filed in Post-Effective Amendment No. 3 on November 17, 1994 and is incorporated herein by reference.*

         17    Financial Data Schedule.

         18 Form of Plan for Multiple Classes of Shares was previously filed in Post-Effective Amendment No. 4 on October 31, 1995 and is incorporated herein by reference.*

         19(b) Powers of Attorney, previously filed in Post-Effective Amendment
               No. 3 on November 17, 1994 and Post-Effective Amendment No. 4 on October 31, 1995 and is incorporated herein by reference.*


Item 25. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

         Registrant is not controlled by or under common control with any person.

Item 26. NUMBER OF HOLDERS OF SECURITIES

                                                          Number of Record
     Title of Class                                        Holders as of
 Shares Beneficial Interest                               November 20, 1997
 --------------------------                               -----------------

U.S. Treasury Money Market Portfolio   Class A shares             7
U.S. Treasury Money Market Portfolio   Class B shares             5
U.S. Treasury Money Market Portfolio   Class C shares             1
U.S. Treasury Money Market Portfolio   Class D shares             3
U.S. Treasury Income Portfolio         Class A shares             2
U.S. Treasury Income Portfolio         Class B shares             3

---------------------
* Exhibit is being refiled electronically pursuant to Regulation
  S-TSection 232.102

                                                          Number of Record
     Title of Class                                        Holders as of
 Shares Beneficial Interest                               November 20, 1997
 --------------------------                               -----------------
U.S. Treasury Income Portfolio         Class C shares             0
U.S. Treasury Income Portfolio         Class D shares             0
General Money Market Portfolio         Class A shares            23
General Money Market Portfolio         Class B shares             4
General Money Market Portfolio         Class C shares             1
General Money Market Portfolio         Class D shares             1
Tax-Exempt Money Market Portfolio      Class A shares             6
Tax-Exempt Money Market Portfolio      Class B shares             4


Item 27. INDEMNIFICATION

         Article VIII of Registrant's Agreement and Declaration of Trust provides that each of its Trustees and each Officer (and his heirs, executors, and administrators) may be indemnified against all liabilities and expense arising out of the defense or disposition of any action, suit, or other proceeding in which such person may be or may have been involved by reason of being or having been such a Trustee or Officer, except with respect to any matter as to which such person otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, Officers and Controlling Persons of registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

        (a) The description of Integrity Management & Research,
            Inc. (the "Manager") under the caption "Management of the Portfolios" in the Prospectus which is Part A to this Registration Statement is incorporated herein by reference. The information as to the officers and directors of the Manager is included in its Form ADV filed by the Manager with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-42708) and is incorporated herein by reference.

        (b) The description of David L. Babson & Co. Inc. (the "Sub-Adviser") under the caption "Management of the Portfolios" in the Prospectus which is Part A to this Registration Statement is incorporated herein by reference. The information as to the officers and directors of the Sub-Adviser is included in its Form ADV filed by the Sub-Adviser with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-24) and is incorporated herein by reference.

Item 29. PRINCIPAL UNDERWRITERS

        (a) Integrity Investments, Inc. (the "Underwriter") does not act as the principal underwriter of any other investment company.

        (b) The following table presents certain information with respect to each director and officer of the Distributor.


                               POSITIONS AND OFFICES    POSITIONS AND OFFICES
NAME AND PRINCIPAL ADDRESS       WITH UNDERWRITER         WITH REGISTRANT
--------------------------     ---------------------    ---------------------

Richard Curcio                  President, Director      President, Chairman of
Integrity Investments, Inc.                              Board of Trustees
1800 Second Street, Suite 757
Sarasota, Florida 34236

         (c) Not applicable

Item 30. LOCATION OF ACCOUNTS AND RECORDS

         Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rule 31a-1 thereunder is maintained at the offices of State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171 in its capacity as custodian and administrator and 150 Newport Ave., North Quincy, Massachusetts 02171 in its capacity as transfer agent.

Item 31. MANAGEMENT SERVICES

         Not applicable

Item 32. UNDERTAKINGS

         Not applicable

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of North Quincy and Commonwealth of Massachusetts on the 19th day of December 1997.


                          The Valiant Fund
                          By: Richard F. Curcio*
                              ------------------------------
                              Richard F. Curcio, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 19th day of December 1997.


SIGNATURE                     TITLE
----------                    ------
SUSAN M. SCHWARTZ             Vice President, Treasurer and Secretary
-------------------------
Susan M. Schwartz

JOHN S. CULBERTSON*           Trustee
-------------------------
John S. Culbertson

RICHARD F. CURCIO*            Trustee and President
-------------------------
Richard F. Curcio

RUFUS C. CUSHMAN, JR.*        Trustee
-------------------------
Rufus C. Cushman, Jr.

HENRY W. DAY, JR.*            Trustee
-------------------------
Henry W. Day, Jr.

ROGER F. DUMAS*               Trustee
-------------------------
Roger F. Dumas

KENNETH J. PHELPS*            Trustee
-------------------------
Kenneth J. Phelps


*By: SUSAN M. SCHWARTZ
     -------------------------
     Susan M. Schwartz
     Attorney-in-Fact

                                    EXHIBITS
                                      To
                               The Valiant Fund
                         Post-Effective Amendment No. 6


     Exhibit 1      Agreement and Declaration of Trust

     Exhibit 2      Bylaws

     Exhibit 5(a)   Form of Notice with respect to the Management Agreement

     Exhibit 5(b) Management Agreement between Integrity Management & Research, Inc. ("Manager") and The Valiant Fund

     Exhibit 5(c)   Form of Notice with respect to the Sub-Adviser Agreement

     Exhibit 5(d) Form of Sub-Adviser Agreement between the Manager and David L. Babson & Co. Inc.

     Exhibit 6(a)   Form of Notice with respect to the Distribution Agreement

     Exhibit 6(b) Distribution Agreement between the Manager, Integrity Investments, Inc., and The Valiant Fund

     Exhibit 8 Custody Contract between State Street Bank and Trust Company, the Manager and the Valiant Fund

     Exhibit 9(a) Administration Agreement between State Street Bank and Trust Company, the Manager and The Valiant Fund

     Exhibit 9(b)   Transfer Agency and Service Agreement between State
                    Street Bank and Trust Company, the Manager and The Valiant Fund

     Exhibit 10     Opinion and consent of Counsel

     Exhibit 11     Consent of Independent Accountants

     Exhibit 12     Financial Statements

     Exhibit 13     Subscription Agreement

     Exhibit 15(a) Form of Distribution and Shareholder Servicing Plan for Class D Shares

     Exhibit 15(b) Form of Distribution and Shareholder Servicing Plan for Class C Shares



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     Exhibit 15(c)  Form of Amendment No. 2 to the Distribution and
                    Shareholder Servicing Plan

     Exhibit 15(d) Amendment No. 1 to the Distribution and Shareholder Servicing Plan

     Exhibit 15(e)  Distribution and Shareholder Servicing Plan

     Exhibit 16     Schedule for Computation of Performance Quotation

     Exhibit 17     Financial Data Schedule.

     Exhibit 18     Form of Plan for Multiple Classes of Shares

     Exhibit 19(b)  Powers of Attorney